       As filed with the Securities and Exchange Commission on April 14, 1998.
                                                           File No. 333-00245

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                          POST-EFFECTIVE AMENDMENT NO.  2
                                    TO FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                 SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                    FORM N-8B-2

A.   Exact name of trust:  Separate Account Five

B.   Name of depositor:  Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty, Esq.
     Hartford Life Insurance  Company
     P.O. Box 2999
     Hartford,  06104-2999

     It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
       ---
        X      on May 1,  1998 pursuant to paragraph (b) of Rule 485
       ---
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ---
               on May 1,  1998 pursuant to paragraph (a)(1) of Rule 485
       ---
               this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
       ---

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered:
           Not yet determined.

G.   Amount of filing fee:  Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                          RECONCILIATION AND TIE BETWEEN
                              FORM N-8B AND PROSPECTUS

Item No. of
Form N-8B-2    CAPTION IN PROSPECTUS
     1.        Cover page

     2.        Cover page

     3.        Not applicable

     4.        Hartford Life Insurance Company; Distribution of the Policies

     5.        Summary - The Separate Account; The Separate Account - General

     6.        The Separate Account - General

     7.        Not required by Form S-6

     8.        Not required by Form S-6

     9.        Legal Proceedings

     10.       Summary; The Separate Account - Portfolios; The Policy-
               Application for a Policy; Policy Benefits and Rights;
               Other Matters - Voting Rights, Dividends

     11.       Summary; The Separate Account - Portfolios

     12.       Summary;  The Separate Account - Portfolios

     13.       Deductions and Charges; Distribution of the Policies; Federal
               Tax Considerations

     14.       The Policy - Application for a Policy

     15.       The Policy - Allocation of Premium

     16.       The Separate Account - Portfolios; The Policy - Allocation of
               Premium



Item No. of
Form N-8B-2    CAPTION IN PROSPECTUS

     17.       Summary; Policy Benefits and Rights - Account Value and Amount
               Payable on Surrender of the Policy, Cancellation and Examine
               Rights

     18.       The Separate Account - Portfolios; Deduction and Charges; Federal
               Tax Considerations

     19.       Other Matters - Statement to Policy Owners

     20.       Not applicable

     21.       Policy Benefits and Rights - Policy Loans

     22.       Not applicable

     23.       Safekeeping of Separate Account Assets

     24.       Other Matters - Assignment

     25.       Hartford Life Insurance Company

     26.       Not applicable

     27.       Hartford Life Insurance Company

     28.       Hartford Life Insurance Company

     29.       Hartford Life Insurance Company

     30.       Not applicable

     31.       Not applicable

     32.       Not applicable

     33.       Not applicable

     34.       Not applicable

     35.       Distribution of Policies

     36.       Not required by Form S-6

     37.       Not applicable



Item no. of
Form N-8B-2    CAPTION IN PROSPECTUS

     38.       Distribution of the Policies

     39.       Hartford Life Insurance Company; Distribution of the Policies

     40.       Not applicable

     41.       Hartford Life Insurance Company; Distribution of the Policies

     42.       Not applicable

     43.       Not applicable

     44.       The Policy - Allocation of Premium

     45.       Not applicable

     46.       Policy Benefits and Rights - Account Value

     47.       The Separate Account - Portfolio

     48.       Cover Page; Hartford Life Insurance Company

     49.       Not applicable

     50.       The Separate Account - General

     51.       Summary; Hartford Life Insurance Company; The Policy; Policy
               Benefits and Rights; Other Matters - Beneficiary

     52.       The Separate Account - Portfolios, Investment Adviser

     53.       Federal Tax Considerations

     54.       Not applicable

     55.       Not applicable

     56.       Not required by Form S-6

     57.       Not required by Form S-6

     58.       Not required by Form S-6

     59.       Not required by Form S-6

HARTFORD LIFE INSURANCE COMPANY -
SELECT DIMENSIONS LIFE
MODIFIED SINGLE PREMIUM
VARIABLE LIFE INSURANCE POLICIES
P.O. Box 2999
Hartford, CT 06104-2999
Telephone: (800) 231-5453 (Contract Owner)
         (800) 862-4397 (Account Executive)

--------------------------------------------------------------------------------


This Prospectus describes Select Dimensions Life, a modified single premium variable life insurance policy ("Policy" or "Policies") offered by Hartford Life Insurance Company ("Hartford") to applicants age 90 and under. The Policy lets the Policy Owner pay a single premium, and subject to restrictions, additional premiums.



The Policy is a modified endowment Policy for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 24. A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT POLICY DURING THE LIFE OF THE INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE POLICY. ANY AMOUNTS THAT ARE TAXABLE WITHDRAWALS WILL BE SUBJECT TO A 10% ADDITIONAL TAX, WITH CERTAIN EXCEPTIONS.



Generally, the minimum initial premium Hartford will accept is $10,000. The initial premium will be allocated to the Money Market Portfolio. After the right to cancel period has expired, the amount so allocated will be transferred to the Portfolios specified in the Policy Owner's application. There are currently eighteen Sub-Accounts available under the Policy. Underlying investment portfolios ("Portfolios") are available through the Dean Witter Select Dimensions Investment Series , the Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust (individually, a "Fund", collectively, the "Funds"). The following Portfolios are available under the
Policy: the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Growth Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Dean Witter Select Dimensions Investment Series, the High Yield Portfolio, the Mid-Cap Value Portfolio and the Emerging Markets Debt Portfolio of the Morgan Stanley Universal Funds, Inc. and the Strategic Stock Portfolio and the Enterprise Portfolio of the Van Kampen American Capital Life Investment Trust.



There is no guaranteed minimum Account Value for a Policy. The Account Value of a Policy will vary up or down to reflect the investment experience of the Portfolios to which premiums have been allocated. The Policy Owner bears the investment risk for all amounts so allocated. The Policy continues in effect while the Cash Surrender Value is sufficient to pay the monthly charges under the Policy ("Deduction Amount"). The Policy may terminate if the cash surrender value is insufficient to cover a Deduction Amount, and after expiration of a specified period, no additional premium payments are made.



The Policies provide for a Face Amount, which is the minimum death benefit under the Policy. The Death Benefit may be greater than the Face Amount. The Account Value will, and under certain circumstances the Death Benefit of the Policy may, increase or decrease based on the investment experience of the Portfolios to which premiums have been allocated. However, while the Policy is in force, the Death Benefit will never be less than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy.



IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE POLICY.

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE PORTFOLIOS WHICH CONTAIN A FULL DESCRIPTION OF THOSE PORTFOLIOS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPLE AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this Prospectus is May 1, 1998


                              1   - PROSPECTUS

TABLE OF CONTENTS

      --------------------------------------------------------------------

                                                                         PAGE
 ----------------------------------------------------------------------------
   Special Terms                                                           3
 ----------------------------------------------------------------------------
   Summary                                                                 4
 ----------------------------------------------------------------------------
   Hartford Life Insurance Company                                         7
 ----------------------------------------------------------------------------
   The Separate Account                                                    7
 ----------------------------------------------------------------------------
     General                                                               7
 ----------------------------------------------------------------------------
     Portfolios                                                            7
 ----------------------------------------------------------------------------
     Investment Advisers                                                   9
 ----------------------------------------------------------------------------
   The Policy                                                             10
 ----------------------------------------------------------------------------
     Application for a Policy                                             10
 ----------------------------------------------------------------------------
     Premiums                                                             10
 ----------------------------------------------------------------------------
     Allocation of Premiums                                               11
 ----------------------------------------------------------------------------
     Accumulation Unit Values                                             11
 ----------------------------------------------------------------------------
   Deductions and Charges                                                 11
 ----------------------------------------------------------------------------
     Monthly Deductions                                                   11
 ----------------------------------------------------------------------------
     Annual Maintenance Fee                                               12
 ----------------------------------------------------------------------------
     Taxes Charged Against the Separate Account                           12
 ----------------------------------------------------------------------------
     Charges Against the Funds                                            12
 ----------------------------------------------------------------------------
     Contingent Deferred Sales Charge                                     13
 ----------------------------------------------------------------------------
     Premium Tax Charge                                                   13
 ----------------------------------------------------------------------------
   Policy Benefits and Rights                                             13
 ----------------------------------------------------------------------------
     Death Benefit                                                        13
 ----------------------------------------------------------------------------
     Account Value                                                        13
 ----------------------------------------------------------------------------
     Transfer of Account Value                                            14
 ----------------------------------------------------------------------------
     Policy Loans                                                         14
 ----------------------------------------------------------------------------
     Amount Payable on Surrender of the Policy                            15
 ----------------------------------------------------------------------------
     Partial Withdrawals                                                  15
 ----------------------------------------------------------------------------
     Benefits at Maturity                                                 15
 ----------------------------------------------------------------------------
     Lapse and Reinstatement                                              15
 ----------------------------------------------------------------------------
     Cancellation and Exchange Rights                                     15
 ----------------------------------------------------------------------------
     Suspension of Valuation, Payments and Transfers                      16
 ----------------------------------------------------------------------------
   Last Survivor Policies                                                 16
 ----------------------------------------------------------------------------
   Other Matters                                                          16
 ----------------------------------------------------------------------------

                                                                         PAGE
 ----------------------------------------------------------------------------
     Voting Rights                                                        16
 ----------------------------------------------------------------------------
     Statements to Policy Owners                                          16
 ----------------------------------------------------------------------------
     Limit on Right to Contest                                            17
 ----------------------------------------------------------------------------
     Misstatement as to Age and Sex                                       17
 ----------------------------------------------------------------------------
     Payment Options                                                      17
 ----------------------------------------------------------------------------
     Beneficiary                                                          18
 ----------------------------------------------------------------------------
     Assignment                                                           18
 ----------------------------------------------------------------------------
     Dividends                                                            18
 ----------------------------------------------------------------------------
   Executive Officers and Directors                                       19
 ----------------------------------------------------------------------------
   Distribution of the Policies                                           23
 ----------------------------------------------------------------------------
   Safekeeping of the Separate Account's Assets                           24
 ----------------------------------------------------------------------------
   Federal Tax Considerations                                             24
 ----------------------------------------------------------------------------
     General                                                              24
 ----------------------------------------------------------------------------
     Taxation of Hartford and the Separate Account                        24
 ----------------------------------------------------------------------------
     Income Taxation of Policy Benefits                                   24
 ----------------------------------------------------------------------------
     Last Survivor Policies                                               24
 ----------------------------------------------------------------------------
     Modified Endowment Policies                                          25
 ----------------------------------------------------------------------------
     Estate and Generation Skipping Taxes                                 25
 ----------------------------------------------------------------------------
     Diversification Requirements                                         25
 ----------------------------------------------------------------------------
     Ownership of the Assets in the Separate Account                      25
 ----------------------------------------------------------------------------
     Life Insurance Purchased for Use in Split Dollar Arrangements        26
 ----------------------------------------------------------------------------
     Federal Income Tax Withholding                                       26
 ----------------------------------------------------------------------------
     Non-Individual Ownership of Policies                                 26
 ----------------------------------------------------------------------------
     Other                                                                26
 ----------------------------------------------------------------------------
     Life Insurance Purchases by Nonresident Aliens and Foreign
      Corporations                                                        26
 ----------------------------------------------------------------------------
   Legal Proceedings                                                      26
 ----------------------------------------------------------------------------
   Legal Matters                                                          26
 ----------------------------------------------------------------------------
   Experts                                                                27
 ----------------------------------------------------------------------------
   Registration Statement                                                 27
 ----------------------------------------------------------------------------
   Appendix A Special Information for Policies Purchased in New York      28
 ----------------------------------------------------------------------------
   Appendix B Illustrations of Benefits                                   30
 ----------------------------------------------------------------------------



                THE POLICIES MAY NOT BE AVAILABLE IN ALL STATES.


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

                              2   - PROSPECTUS

SPECIAL TERMS
      --------------------------------------------------------------------

As used in this Prospectus, the following terms have the indicated meanings:


ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the Policy.


ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.


ADMINISTRATIVE OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.



ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the contingent deferred sales charge. This amount in any Policy Year is the greater of 10% of Premiums Paid or 100% of cumulative earnings (Account Value less premiums paid).



CASH VALUE: The Account Value less any Surrender Charge and any Unamortized Tax charge due upon surrender.



CASH SURRENDER VALUE: The Cash Value less all Indebtedness.

CODE: The Internal Revenue Code of 1986, as amended.


COVERAGE AMOUNT: The Death Benefit less the Account Value.



DEATH BENEFIT: The greater of (1) the Face Amount specified in the Policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the Policy.

DEATH PROCEEDS: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.


DEDUCTION AMOUNT: A deduction on the Policy Date and on each Monthly Activity Date for the cost of insurance, a tax expense charge, an administrative charge, and a mortality and expense risk charge.



FACE AMOUNT: On the Policy Date, the initial Face Amount is the amount shown on the Policy's Specifications page. Thereafter, the Face Amount is reduced by any partial withdrawals.



FUNDS: Currently, the Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust.

GUIDELINE SINGLE PREMIUM: The "Guideline Single Premium" as defined in Section 7702 of the Code.

INDEBTEDNESS: All monies owed to Hartford by the Policy Owner. These monies include all outstanding loans on the Policy, including any interest due or accrued Deduction Amount or Annual Maintenance Fee.



INSURED: The person on whose life the Policy is issued.


LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.


MONTHLY ACTIVITY DATE: The day of each month on which the Deduction Amount is deducted from the Account Value of the Policy. Monthly Activity Dates occur on the same day of the month as the Policy Date.



POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.



POLICY DATE: A date not later than three business days after receipt of the initial premium at Hartford's Home Office.



POLICY OWNER: The person having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.



POLICY YEARS: Annual periods computed from the Policy Date.



PORTFOLIOS: Currently, the portfolios of Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and Van Kampen American Capital Life Investment Trust described on page 7 of this Prospectus.



PREFERRED LOAN: The amount of the Loan Account that equals the difference between the Account Value and the total of all premiums paid under the Policy.



SEPARATE ACCOUNT: Separate Account Five, an account established by Hartford to separate the assets funding the Policies from other assets of Hartford.



SUB-ACCOUNT: The subdivisions of the Separate Account used to allocate a Policy Owner's Account Value, less Indebtedness, among the Portfolios.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.

                              3   - PROSPECTUS

SUMMARY
      --------------------------------------------------------------------

THE POLICIES


The Policies are life insurance policies with death benefits, cash values, and other traditional life insurance features. The Policies are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will, and the Death Benefit may, increase or decrease based on the investment experience of the Portfolios to which premiums have been allocated. The Policies are credited with units ("Accumulation Units") to calculate cash values. The Policy Owner may transfer the cash values among the Portfolios. The Policies can be issued on a single life or "last survivor" basis. For a discussion of how last survivor Policies operate differently from single life Policies, see "Last Survivor Policies," page 24.

THE SEPARATE ACCOUNT AND
THE PORTFOLIOS


Separate Account Five ("Separate Account") funds the variable life insurance Policies offered by this Prospectus. Hartford established the Separate Account pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Policies currently offer 18 sub-accounts ("Sub-Accounts"), each investing exclusively in a Portfolio. If an initial premium is submitted with an application for a Policy, it will be allocated, within three business days of receipt at Hartford's Administrative Office, to the Money Market Portfolio. After the expiration of the right to cancel period, the values in the Money Market Portfolio will be allocated to one or more of the Portfolios as specified in the Policy Owner's application. See "The Policy -- Allocation of Premiums," page 11.



Currently, the Portfolios available under the Policies are: the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Growth Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Dean Witter Select Dimensions Investment Series, the High Yield Portfolio, the Mid-Cap Value Portfolio and the Emerging Markets Debt Portfolio of the Morgan Stanley Universal Funds, Inc. and the Strategic Stock Portfolio and the Enterprise Portfolio of the Van Kampen American Capital Life Investment Trust. Applicants should read the prospectuses for the Portfolios accompanying this Prospectus in connection with the purchase of a Policy. The investment objectives of the Portfolios are as set forth in "The Separate Account," page 7.

The following table shows Total Annual Operating Expenses of the Portfolios:


                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)



                                            OTHER
                          MANAGEMENT      EXPENSES
                             FEES        (ABSENT ANY     TOTAL FUND
                         (ABSENT ANY       EXPENSE       OPERATING
                         FEE WAIVERS)  REIMBURSEMENT)   EXPENSES (1)
                         ------------  ---------------  ------------
DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:
Money Market
 Portfolio.............       0.500%         0.050%          0.550%
North American
 Government Securities
 Portfolio.............       0.650%         0.610%          1.260%
Diversified Income
 Portfolio.............       0.400%         0.150%          0.550%
Balanced Growth
 Portfolio (2).........       0.620%         0.110%          0.730%
Utilities Portfolio....       0.650%         0.110%          0.760%
Dividend Growth
 Portfolio.............       0.625%         0.025%          0.650%
Value-Added Market
 Portfolio.............       0.500%         0.080%          0.580%
Growth Portfolio (2)...       0.810%         0.160%          0.970%
American Value
 Portfolio.............       0.625%         0.055%          0.680%
Mid-Cap Growth
 Portfolio (3).........       0.750%         0.370%          1.120%
Global Equity
 Portfolio.............       1.000%         0.130%          1.130%
Developing Growth
 Portfolio.............       0.500%         0.100%          0.600%
Emerging Markets
 Portfolio.............       1.250%         0.460%          1.710%
MORGAN STANLEY UNIVERSAL FUNDS, INC.:
High Yield Portfolio
 (4)...................       0.500%          1.180%         1.680%
Mid-Cap Value Portfolio
 (4)...................       0.750%          1.380%         2.130%
Emerging Markets Debt
 Portfolio (4).........       0.800%          1.260%         2.060%
VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST:
Strategic Stock
 Portfolio (5).........       0.500%          2.090%         2.590%
Enterprise Portfolio
 (5)...................       0.500%          0.170%         0.670%


------------------------

(1) Management Fees generally represent the fees paid to the investment adviser or its affiliates for investment and adminstrative services provided. Other Expenses are expenses (other than Management Fees) which are deducted from the fund including legal, accounting and custodian


                              4   - PROSPECTUS
    fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.



(2) On March 2, 1998, the Balanced Portfolio was renamed the Balanced Growth Portfolio. As of that date, its Management Fee was lowered from 0.75% to 0.60%. Also, on March 2, 1998, the Core Equity Portfolio was renamed the Growth Portfolio. As of that date, its Management Fee was lowered from 0.85% to 0.80%.



(3) The Investment Manager has undertaken to assume all expenses of the Mid-Cap Growth Portfolio and waive the compensation provided for that Portfolio in its Management Agreement with the Portfolio until such time as the Portfolio has $50 million of net assets or until July 31, 1998, whichever occurs first.



(4) With respect to the High Yield, Mid-Cap Value and Emerging Markets Debt Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the following table:



                                                         TOTAL FUND
                          MANAGEMENT        OTHER        OPERATING
       PORTFOLIO             FEES         EXPENSES        EXPENSES
-----------------------  ------------  ---------------  ------------
High Yield.............       0.000%         0.800%          0.800%
Mid-Cap Value..........       0.000%         1.050%          1.050%
Emerging Markets
 Debt..................       0.090%         1.210%          1.300%



(5) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen American Capital Asset Management, Inc., has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the following table:



                                                         TOTAL FUND
                          MANAGEMENT        OTHER        OPERATING
       PORTFOLIO             FEES         EXPENSES        EXPENSES
-----------------------  ------------  ---------------  ------------
Strategic Stock........       0.000%         0.650%          0.650%
Enterprise.............       0.430%         0.170%          0.600%


PREMIUMS


The Policy permits the Policy Owner to pay a large single premium, and subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between the ages of 45 and 80 who pay an initial premium of 100% of the Guideline Single Premium are eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For Policy Owners who pay an initial premium of 80% or 90% of the Guideline Single Premium or who are below age 45 or above age 80, standard underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines. Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance Policy under Section 7702 of the Code. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. No premium will be accepted which does not meet the tax qualification guidelines for life insurance under the Code.


DEDUCTIONS AND CHARGES


On the Policy Date and on each Monthly Activity Date, Hartford will deduct a Deduction Amount from the Account Value. The Deduction Amount will be made pro rata respecting each Sub-Account attributable to the Policy. The Deduction Amount includes a cost of insurance charge, tax expense charge, administrative charge, and a mortality and expense risk charge. The monthly cost of insurance charge is to cover Hartford's anticipated mortality costs. In addition, Hartford will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of capitalization of certain policy acquisition expenses under
Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and section 848 costs of 0.15%. The premium tax deduction represents an average premium tax of 2.5% of premiums over ten years. Hartford will deduct from the Account Value attributable to the Separate Account a monthly administrative charge equal to an annual rate of 0.40%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Policies. Hartford will also deduct from the Account Value attributable to the Separate Account a monthly charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date the Policy may lapse. See "Deductions and Charges -- Monthly Deductions," page 11 and "Policy Benefits and Rights -- Lapse and Reinstatement," page 15.


                              5   - PROSPECTUS

The following table shows the monthly deductions discussed above:


              MONTHLY DEDUCTION AMOUNT
     (as an annual percentage of Account Value)
Cost of Insurance
 Not to exceed the guaranteed cost of
 insurance charge, see "Deductions and
 Charges -- Monthly Deductions," page 11.
Tax Expense Charge........................      0.40%
Administrative Charge.....................      0.40%
Mortality and Expense Risk Charge.........      0.90%



If the Account Value on a Policy Anniversary is less than $50,000, Hartford will deduct on such date or any surrender dates an Annual Maintenance Fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Policies. See "Deductions and Charges -- Annual Maintenance Fee," page 12.



Hartford may set up a provision for income taxes against the assets of the Separate Account. See "Deductions and Charges -- Taxes Charged Against the Separate Account," page 12, and "Federal Tax Considerations," page 24.

Applicants should review the prospectus for the Portfolios which accompanies this Prospectus for a description of the charges assessed against the assets of the Portfolios.


Upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount, a contingent deferred sales charge may be assessed:



               CONTINGENT DEFERRED
                  SALES CHARGE
               (% of Account Value
                 attributable to
POLICY YEAR      premiums paid)
------------  ---------------------
        1                7.5%
        2                7.5%
        3                7.5%
        4                6.0%
        5                6.0%
        6                4.0%
        7                4.0%
        8                2.0%
        9                2.0%
       10+               0.0%



The contingent deferred sales charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses. See "Deductions and Charges -- Contingent Deferred Sales Charge," page 13.



During the first nine Policy Years, a premium tax charge will be imposed on surrender or partial surrenders at a maximum of 2.25%. See "Deductions and Charges -- Premium Tax Charge," page 13.



For a discussion of the tax consequences of surrender of the Policy or a partial surrender, see "Federal Tax Considerations," page 24.


DEATH BENEFIT


The Policies provide for a Face Amount which is the minimum Death Benefit under the Policy. The Death Benefit may be greater than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy. See "Policy Benefits and Rights -- Death Benefit," page 13.


ACCOUNT VALUE


The Account Value of the Policy will increase or decrease to reflect the investment experience of the Portfolios applicable to the Policy and deductions for the monthly Deduction Amount. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Portfolios. See "Policy Benefits and Rights -- Account Value," page 13.


POLICY LOANS


A Policy Owner may obtain two types of cash loans from Hartford. Both types of loans are secured by the Policy. At the time a loan is requested, the aggregate amount of all loans (including the currently applied for loan) may not exceed 90% of the Cash Value.


LAPSE


Under certain circumstances a Policy may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. Hartford will give written notice to the Policy Owner and a 61 day grace period during which additional amounts may be paid to continue the Policy. See "Policy Benefits and Rights -- Policy Loans," page 14, and "Lapse and Reinstatement," page 15.


CANCELLATION AND
EXCHANGE RIGHTS


A Policy Owner has a limited right to return the Policy for cancellation. If the applicant returns the Policy, by mail or hand delivery, to Hartford or to the agent who sold the Policy, to be cancelled within ten days after delivery of the Policy to the Policy Owner (in certain cases, this free-look period is longer), Hartford will return to the Poloicy Owner within seven days thereafter the greater of the premiums paid for the Policy or the sum of (1) the Account Value on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Portfolios for taxes, charges or fees.



In addition, once the Policy is in effect it may be exchanged during the first 24 months after its issuance for a permanent life insurance Policy on the life of the Insured without submitting


                              6   - PROSPECTUS
proof of insurability. See "Policy Benefits and Rights -- Cancellation and Exchange Rights," page 15.

TAX CONSEQUENCES


The current federal tax law generally excludes all death benefit payments from the gross income of the Policy beneficiary. The Policies generally will be treated as modified endowment Policies. This status does not affect the Policies' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. HOWEVER, LOANS, DISTRIBUTIONS OR OTHER AMOUNTS RECEIVED UNDER A MODIFIED ENDOWMENT POLICY ARE TAXED TO THE EXTENT OF ACCUMULATED INCOME IN THE POLICY (GENERALLY, THE EXCESS OF ACCOUNT VALUE OVER PREMIUMS PAID) AND MAY BE SUBJECT TO A 10% PENALTY TAX. SEE "FEDERAL TAX CONSIDERATIONS," PAGE 24.


HARTFORD LIFE INSURANCE COMPANY
      --------------------------------------------------------------------


Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.



Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.


THE SEPARATE ACCOUNT
      --------------------------------------------------------------------

GENERAL

Separate Account Five ("Separate Account") is a separate account of Hartford established on August 17, 1994 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.


PORTFOLIOS


The underlying investment for the Policies are shares of the Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and Van Kampen American Capital Life Investment Trust, all open-end management investment companies. The underlying Portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The Portfolios may not be available in all states.


DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:
      --------------------------------------------------------------------

MONEY MARKET PORTFOLIO

Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured) and high grade corporate debt obligations maturing in thirteen months or less.

NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO

Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.

DIVERSIFIED INCOME PORTFOLIO


Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of


                              7   - PROSPECTUS
fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for Investments for High Yield Securities disclosed in the Funds prospectuses.

BALANCED GROWTH PORTFOLIO

Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 20% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.

UTILITIES PORTFOLIO
Seeks to provide current income and long-term growth of income and capital by investing in equity and fixed-income securities of companies in the public utilities industry.
DIVIDEND GROWTH PORTFOLIO
Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.
VALUE-ADDED MARKET PORTFOLIO
Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.
GROWTH PORTFOLIO
Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.
AMERICAN VALUE PORTFOLIO
Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.

MID-CAP GROWTH PORTFOLIO


Seeks long-term capital growth by investing primarily in equity securities of "mid-cap" companies (that is, companies whose equity market capitalization falls within the range of $250 million to $5 billion).


GLOBAL EQUITY PORTFOLIO

Seeks a high level of total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO

Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

EMERGING MARKETS PORTFOLIO


Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the special considerations for investments in high yield securities disclosed in the Fund prospectus.


MORGAN STANLEY UNIVERSAL FUNDS, INC.:
      --------------------------------------------------------------------

HIGH YIELD PORTFOLIO


Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities, including corporate bonds and other fixed income securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds". The Portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years. See the special considerations for investments in high yield securities disclosed in the Fund prospectus.


MID CAP VALUE PORTFOLIO


Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the S&P MidCap 400 Index.


                              8   - PROSPECTUS

EMERGING MARKETS DEBT PORTFOLIO


Seeks high total return by investing primarily in fixed income securities of government and government related issues located in emerging market countries which securities provide a high level of current income while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to the improving economic, financial, political, social or other conditions in the country in which the issuer is located.


VAN KAMPEN AMERICAN CAPITAL LIFE
INVESTMENT TRUST:
      --------------------------------------------------------------------

STRATEGIC STOCK PORTFOLIO


Seeks to provide investors with an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital by investing primarily in a portfolio of dividend paying equity securities included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.


ENTERPRISE PORTFOLIO


Seeks capital appreciation through investments in securities believed by the investment adviser to have above average potential for capital appreciation.



The Portfolios are available only to serve as the underlying investment for variable annuity Policies and variable life policies. A full description of the Portfolios, including their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation, is contained in the accompanying Funds prospectuses which should be read in conjunction with this Prospectus before investing, and in the Fund Statement of Additional Information which may be ordered without charge from the Funds.



It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable life insurance Policy Owners or variable annuity contract owners, the Fund's Board of Trustees intends to monitor events in order to identify any material conflicts between variable life Policy Owners and variable annuity Policy owners and to determine what action, if any, should be taken in response thereto. If the Fund's Board of Trustees were to conclude that separate Portfolios should be established for variable life and variable annuity separate accounts, Hartford will bear the attendant expenses.



All investment income of and other distributions to each Sub-Account of the Separate Account arising from the applicable Portfolio are reinvested in shares of that Portfolio at net asset value. The income and both realized gains or losses on the assets of each Sub-Account of the Separate Account are, therefore, separate and are credited to or charged against the Sub-Account, without regard to income, gains or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in the Portfolios in connection with premiums allocated to the applicable Sub-Account in accordance with Policy Owners' directions and will redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves, if any. The Portfolios are required to redeem Portfolio shares at net asset value and to make payment within seven days.



Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from or substitutions for the Separate Account and its Sub-Accounts which fund the Policies. Hartford may substitute shares of another Portfolio for shares already purchased, or to be purchased in the future, under the Policies. No substitution of securities will take place without notice to and consent of Policy Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor and which may fund the Policies.



Each Portfolio is subject to investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the Funds' prospectuses accompanying this Prospectus.


THE INVESTMENT ADVISERS


Dean Witter InterCapital Inc. ("InterCapital"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Growth Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Dean Witter Select Dimensions Investment Series (the "Dean Witter Portfolios"). InterCapital was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover, Co. ("MSDWD").



InterCapital provides administrative services, manages the Dean Witter Portfolios' business affairs and manages the investment of the Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. InterCapital has retained Dean Witter Services Company Inc.,


                              9   - PROSPECTUS
its wholly-owned subsidiary, to perform the aforementioned administrative services for the Dean Witter Portfolios. For its services, the Dean Witter Portfolios pay InterCapital a monthly fee. See the accompanying Fund prospectus for a more complete description of InterCapital and the respective fees of the Dean Witter Portfolios.



With regard to the North American Government Securities Portfolio and the Emerging Markets Portfolio, TCW Funds Management ("TCW"), under a Sub-Advisory Agreement with InterCapital, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the InterCapital. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.



With regard to the Growth Portfolio, Morgan Stanley Asset Management Inc. ("MSAM"), under a Sub-Advisory Agreement with InterCapital, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of InterCapital. MSAM, like InterCapital, is a wholly-owned subsidiary of MSDWD. MSAM's address is 1221 Avenue of the Americas, New York, New York 10020.



In addition to acting as the Sub-Advisor for the Growth Portfolio, MSAM, pursuant to an Investment Advisory Agreement with the Morgan Stanley Universal Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio. As the investment advisor, MSAM, provides investment advice and portfolio management services for the Emerging Markets Debt Portfolio, subject to the supervision of the Morgan Stanley Universal Fund's Board of Directors.


The investment advisor for the High Yield Portfolio and the Mid Cap Value Portfolio is Miller, Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as an investment advisor to several open-end investment companies. MAS is a indirect wholly owned subsidiary of MSDWD.


The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen American Capital Asset Management, Inc., a wholly-owned subsidiary of Van Kampen American Capital, Inc. Van Kampen American Capital, Inc. is an indirect wholly-owned subsidiary of MSDWD. Van Kampen American Capital, Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $60 billion under management or supervision. Van Kampen American Capital Inc.'s more than 50 open-end and 38 closed end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide.


THE POLICY
      --------------------------------------------------------------------

APPLICATION FOR A POLICY


Individuals wishing to purchase a Policy must submit an application to Hartford. A Policy will be issued only on the lives of Insureds age 90 at the time of application and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an application for any reason. IF AN APPLICATION FOR A POLICY IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HARTFORD. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.



The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date, Policy Months and Policy Years. The Policy Date may be prior to, or the same as, the date the Policy is issued ("Issue Date").



If the Coverage Amount is over then-current limits established by Hartford, the initial payment will not be accepted with the application. In other cases where Hartford receives the initial payment with the application, Hartford will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Policy delivery Hartford will require a sufficient payment to place the insurance in force.


PREMIUMS


The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between ages 45 and 80 who pay an initial premium of 100% of the Guideline Single Premium (subject to then current premium limits) are eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For Policy Owners who pay an initial premium of 80% or 90% of the Guideline Single Premium or who are below age 45 or above age 80, standard underwriting


                             10   - PROSPECTUS
applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines. Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance Policy under Section 7702 of the Code. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. No premium will be accepted which does not meet the tax qualification guidelines for life insurance under the Code.

ALLOCATION OF PREMIUMS


Within three business days of receipt of a completed application and the initial premium at Hartford's Administrative Office, Hartford will allocate the entire premium to the Money Market Portfolio. After the expiration of the right to cancel period the Account Value in the Money Market Portfolio will be allocated among the Portfolios in whole percentages to purchase Accumulation Units in the applicable Sub-Accounts as the Policy Owner directs in the application. Premiums received on or after the expiration of the right to cancel period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by the Policy Owner or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to the Money Market Portfolio) will be determined first by multiplying the premium by the percentage to be allocated to each Portfolio to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the payment.

ACCUMULATION UNIT VALUES

The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Portfolio and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share dividends or capital gains by that Portfolio if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period. Applicants should refer to the prospectus for the Portfolios which accompany this Prospectus for a description of how the assets of each Portfolio are valued since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Policy. See also, "Policy Benefits and Rights -- Account Value," page 13.



All valuations in connection with a Policy, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Policy Loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium, other than the initial premium, will be made on the date the request or payment is received by Hartford at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


DEDUCTIONS AND CHARGES
      --------------------------------------------------------------------

MONTHLY DEDUCTIONS


On the Policy Date, and on each Monthly Activity Date after the Policy Date, Hartford will deduct an amount ("Deduction Amount") to cover charges and expenses incurred in connection with a Policy. Each monthly Deduction Amount will be deducted pro rata from each Sub-Account attributable to the Policy such that the proportion of Account Value of the Policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. The Deduction Amount reduces the number of Accumulation Units credited to the Policy. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the Policy may lapse. See "Policy Benefits and Rights -- Lapse and Reinstatement," page 15. The following is a summary of the monthly deductions and charges which constitute the Deduction Amount:



COST OF INSURANCE CHARGE: The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the 10th Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the table. Substandard risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the insured's substandard rating.


                             11   - PROSPECTUS

The Coverage Amount is first set on the Policy Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount.


                             12   - PROSPECTUS

The Coverage Amount remains level between the Monthly Activity Dates.



The Coverage Amount may be adjusted to continue to qualify the Policies as life insurance Policies under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.



EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $30,000
Insured's attained age = 40
Minimum Coverage Amount percentage for age 40 = 150%

On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.


Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $75,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Policy Month is $75,000. (For an explanation of the Death Benefit, see "Policy Benefits and Rights," page 13.)



Because the Account Value, and as a result, the Coverage Amount under a Policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.



TAX EXPENSE CHARGE: Hartford will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and the cost of capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and a federal tax deduction of 0.15%. The 0.25% premium tax deduction over ten Policy Years approximates Hartford's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% Section 848 cost helps reimburse Hartford for approximate expenses incurred from federal taxes under Section 848 of the Code. The federal tax deduction is a factor Hartford must use when computing the maximum sales load chargeable under Securities and Exchange Commission rules.



ADMINISTRATIVE CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.40%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Policies.



MORTALITY AND EXPENSE RISK CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the contingent deferred sales charge.


ANNUAL MAINTENANCE FEE

If the Account Value on a Policy Anniversary is less than $50,000, Hartford will deduct on such date an Annual Maintenance Fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Policies. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hartford incurs in providing administrative services under the Policies.

TAXES CHARGED AGAINST
THE SEPARATE ACCOUNT

Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hartford may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.


CHARGES AGAINST THE PORTFOLIOS


The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of the Portfolio shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Portfolios. These charges are described in the prospectus for the Portfolios.

                             12   - PROSPECTUS

CONTINGENT DEFERRED
SALES CHARGE


Upon surrender of the Policy and partial surrenders in excess of the Annual Withdrawal Amount, a contingent deferred sales charge may be assessed:



                 CONTINGENT DEFERRED
                    SALES CHARGE
                 (% of Account Value
                   attributable to
   POLICY YEAR     premiums paid)
  -------------  -------------------
       1                7.5%
       2                7.5%
       3                7.5%
       4                6.0%
       5                6.0%
       6                4.0%
       7                4.0%
       8                2.0%
       9                2.0%
      10+               0.0%



In determining the contingent deferred sales charge and the premium tax charge discussed below, any surrender or partial withdrawal during the first ten Policy Years will be deemed first from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a withdrawal of the remaining Account Value.



The contingent deferred sales charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses. See "Policy Benefits and Rights -- Amount Payable on Surrender of the Policy," page 15.


PREMIUM TAX CHARGE
During the first nine Policy Years, a premium tax charge will be imposed on surrender or partial withdrawals. The premium tax charge is shown below, as a percent of Account Value, at the end of each Policy Year:

 POLICY YEAR   RATE
-------------  -----
     1         2.25%
     2         2.00%
     3         1.75%
     4         1.50%
     5         1.25%
     6         1.00%
     7         0.75%
     8         0.50%
     9         0.25%
    10+        0.00%

After the ninth Policy Year, no premium tax charge will be imposed.

POLICY BENEFITS AND RIGHTS
      --------------------------------------------------------------------

DEATH BENEFIT


While in force, the Policy provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Policy dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or (2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount.



EXAMPLES:



                                        A         B
                                     --------  --------
Face Amount........................  $100,000  $100,000
Insured's Age......................        40        40
Account Value on Date of Death.....    46,500    34,000
Specified Percentage...............      250%      250%
Account Value on Date of Death X
 Specified Percentage..............  $116,250  $ 85,000


In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which Hartford would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).


All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Payment Options," page 17.


ACCOUNT VALUE


The Account Value of a Policy will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Portfolios, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.



The Account Value of a particular Policy is related to the net asset value of the Portfolios to which premiums on the Policy have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Policy in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account and then summing the result for all the Sub-Accounts credited to the


                             13   - PROSPECTUS

Policy and the value of the Loan Account. See "The Policy -- Accumulation Unit Values," page 11.

TRANSFER OF ACCOUNT VALUE


While the Policy remains in effect and subject to Hartford's transfer rules then in effect, the Policy Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hartford reserves the right to restrict the number of such transfers to no more than 12 per Policy Year with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-231-5453. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.



It is the responsibility of the Policy Owner to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within 30 days of receipt of the confirmation. Hartford will send the Policy Owner a confirmation of the transfer within five days from the date of any instruction.



Hartford may modify the right to reallocate Account Value among the Sub-Accounts if Hartford determines, in its sole discretion, that the exercise of that right by one or more Policy Owners is, or would be, to the disadvantage of other Policy Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Policy Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hartford considered to be disadvantageous to other Policy Owners.



As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request.


POLICY LOANS


While the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Hartford ("Regular Loans" or "Preferred Loans"). Both types of loans are secured by the Policy. The aggregate loans (including the currently applied for loan) may not exceed at the time a loan is requested 90% of the Cash Value.



The loan amount will be transferred pro rata from each Sub-Account attributable to the Policy (unless the Policy Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will earn interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the Policy is considered a "Preferred Loan." For exchanges which take place according to IRC section 1035(a) that have an outstanding loan at the time of transfer, the difference between the Account Value and the total of all premiums paid under the Policy is considered a Preferred Loan. The loan interest rate that Hartford will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. The proceeds of a loan will be delivered to the Policy Owner within seven business days of Hartford's receipt of the loan request.



If the aggregate outstanding loan(s) secured by the Policy exceeds the Account Value of the Policy less any contingent deferred sales charges and due and unpaid Deduction Amount, Hartford will give written notice to the Policy Owner that unless Hartford receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Policy, the Policy may lapse.



All or any part of any loan secured by a Policy may be repaid while the Policy is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s), in the same percentage as premiums are allocated (unless the Policy Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a grace period must be repaid before the Policy will be reinstated. See "Policy Benefits and Rights -- Lapse and Reinstatement," page 15.



A loan, whether or not repaid, will have a permanent effect on the Account Value because the Loan Account does not participate in the investment results of the Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the annual interest rate for amounts held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also,


                             14   - PROSPECTUS
if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

AMOUNT PAYABLE ON SURRENDER
OF THE POLICY


While the Policy is in effect, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner whichever is later. The Cash Surrender Value equals the Account Value less any contingent deferred sales charges and premium tax charge and all Indebtedness. Hartford will pay the Cash Surrender Value of the Policy within seven days of receipt by Hartford of the written request or on the effective surrender date requested by the Policy Owner, whichever is later. The Policy will terminate on the date of receipt of the written request, or the date the Policy Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Policy, see "Federal Tax Considerations," page 24.



If the Policy Owner chooses to apply the surrender proceeds to a payment option (see "Other Matters -- Payment Options," page 17), the contingent deferred sales charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the contingent deferred sales charge. However, the premium tax charge, if applicable, will be deducted from the surrender proceeds to be applied, and amounts withdrawn from Options 1, 5 or Policy Proceeds Settlement Amount will be subject to the contingent deferred sales charge, if applicable.

PARTIAL SURRENDERS


While the Policy is in effect, a Policy Owner may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal Hartford's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrender will be deducted pro rata from each Sub-Account, unless the Policy Owner instructs otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the Annual Withdrawal Amount will be subject to the contingent deferred sales charge and any premium tax charges. See "Deductions and Charges -- Contingent Deferred Sales Charge, Premium Tax Charge," page 13. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations," page 24.

BENEFITS AT MATURITY


If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. In such case, the Policy will terminate and Hartford will have no further obligations under the Policy. (The Maturity Date may be extended by rider where approved, but see "Income Taxation of Policy Benefits," page 24.)


LAPSE AND REINSTATEMENT


The Policy will remain in effect until the Cash Surrender Value is insufficient to cover a Deduction Amount due on a Monthly Activity Date. Hartford will notify the Policy Owner of the deficiency in writing and will provide a 61 day period ("Grace Period") to pay an amount sufficient to cover the Deduction Amounts due.



The Notice will indicate the amount that must be paid. The Policy will continue through the Grace Period, but if no additional premium payment is made, it will terminate at the end of the Grace Period. If the person insured under the Policy dies during the Grace Period, the Death Proceeds payable under the Policy will be reduced by the Deduction Amount(s) due and unpaid. See "Policy Benefits and Rights -- Death Benefit," page 13.



If the Policy lapses, the Policy Owner may apply for reinstatement of the Policy by payment of the reinstatement premium (and any applicable charges) shown in the Policy. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hartford will require repayment of the loan before permitting reinstatement. In addition, Hartford reserves the right to require evidence of insurability satisfactory to Hartford.


CANCELLATION AND
EXCHANGE RIGHTS


An applicant has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be cancelled within ten days after receipt of the Policy by the Policy Owner (a longer free-look period is provided in certain cases), Hartford will return to the applicant within seven days the greater of premiums paid for the Policy or the sum of (1) the Account Value on the date the returned Policy is received by Hartford or its agent and (2) any deductions under Policy or by the Portfolios for taxes, charges or fees.



Once the Policy is in effect, it may be exchanged during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance Policy offered by Hartford (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new Policy will have, at the election of the Policy Owner, either the same Coverage Amount under the exchanged Policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Policy. If a Policy loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.


                             15   - PROSPECTUS

SUSPENSION OF VALUATION,
PAYMENTS AND TRANSFERS


Hartford will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Policies be suspended for the protection of Policy Owners, until such condition has ended.


LAST SURVIVOR POLICIES
      --------------------------------------------------------------------


The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.



1. The cost of insurance charges under the last survivor Policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Appendix A," page 28.



2. To qualify for simplified underwriting under a last survivor Policy, both Insureds must meet the simplified underwriting standards.



3. For a last survivor Policy to be reinstated, both Insureds must be alive on the date of reinstatement.



4. The Policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.



5. Additional tax disclosures applicable to last survivor Policies are provided in "Federal Tax Considerations," page 24.


OTHER MATTERS
      --------------------------------------------------------------------

VOTING RIGHTS


In accordance with its interpretation of presently applicable law, Hartford will vote the shares of the Portfolios at regular and special meetings of the shareholders of the Portfolios in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Portfolios. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, or if Hartford's present interpretation should change, and as a result, Hartford determines it is permitted to vote the shares of the Portfolios in its own right, it may elect to do so.



The voting interests of the Policy Owner (or the assignee) in the Portfolios will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account the assets of which are invested in the particular Portfolio on the record date for the shareholder meeting for that Portfolio. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Policy Benefits and Rights -- Policy Loans," page 14) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the prospectus for the Portfolios accompanying this Prospectus to determine matters on which shareholders may vote.



Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory Policy for the Portfolios.



In addition, Hartford itself may disregard voting instructions in favor of changes, initiated by a Policy Owner, in the investment policy or the investment adviser of the Portfolios if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.


STATEMENTS TO POLICY OWNERS


Hartford will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Policy Year, Hartford will send to Policy Owners a statement showing the Coverage Amount and the Account Value of the Policy (indicating the number of Accumulation Units credited to the Policy in each Sub-Account and the corresponding Accumulation Unit Value) and any outstanding loan secured by the Policy as of the date of the statement. The statement will also show premium paid, and Deduction Amounts under the Policy since the last


                             16   - PROSPECTUS
statement, and any other information required by any applicable law or regulation.

LIMIT ON RIGHT TO CONTEST

Hartford may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX

If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Policy.

PAYMENT OPTIONS

The surrender proceeds or Death Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be applied under a payment option is $5,000, unless Hartford consents to a lesser amount. Under Options 2, 3 and 4, no surrender or partial surrender are permitted after payments commence. Full surrender or partial withdrawals may be made from Option 1 or Policy Proceeds Settlement Option, but they are subject to the contingent deferred sales charge, if applicable. Only a full surrender is allowed from Option 5. A surrender from Option 5 will also be subject to the contingent deferred sales charge, if applicable.

Hartford will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The following options are available under the Policies (Hartford may offer other payment options):

OPTION 1: INTEREST INCOME
This option offers payments of interest, at the rate Hartford declares, on the amount applied under this option. The interest rate will never be less than 3 1/2% per year.
OPTION 2: LIFE ANNUITY

A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.
It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the date of the third annuity payment, etc.

OPTION 3: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value, as of the date of the payee's death, of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated, unless other provisions have been made and approved by Hartford.

OPTION 4: JOINT AND LAST SURVIVOR ANNUITY

An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.

It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD


An amount payable monthly for the number of years selected which may be from five to 30 years. Under this option, you may, at any time, request a full surrender and receive, within seven days, the termination value of the Policy as determined by Hartford.


In the event of the payee's death prior to the end of the designated period, the present value, as of the date of the payee's death, of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated, unless other provisions have been made and approved by Hartford.

Option 5 is an option that does not involve life contingencies.


OPTION 6: POLICY PROCEEDS SETTLEMENT OPTION



Proceeds from the Death Benefit left with Hartford. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.


VARIABLE AND FIXED ANNUITY PAYMENTS: When an annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the

                             17   - PROSPECTUS
various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.


VARIABLE ANNUITY: The Policy contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Policies.


The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period, and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.


FIXED ANNUITY: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate to be determined by Hartford which is no less than the rate specified in the fixed payment annuity tables in the Policy. The annuity payment will remain level for the duration of the annuity.


Hartford will make any other arrangements for income payments as may be agreed on.

BENEFICIARY


The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.


ASSIGNMENT


The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.


DIVIDENDS


No dividends will be paid under the Policies.


                             18   - PROSPECTUS

EXECUTIVE OFFICERS AND DIRECTORS
      --------------------------------------------------------------------


                                                                                    OTHER BUSINESS PROFESSION,
                                                                                      VOCATION OR EMPLOYMENT
                                         POSITION WITH HARTFORD;                         FOR PAST 5 YEARS;
            NAME, AGE                        YEAR OF ELECTION                           OTHER DIRECTORSHIPS
----------------------------------  ----------------------------------  ---------------------------------------------------
Dong H. Ahn, 37                     Vice President, 1998                Vice President (1998-Present), Hartford Life and
                                                                          Accident Insurance Company.
Wendell J. Bossen, 64               Vice President, 1992**              Vice President (1992-Present), Hartford Life and
                                                                          Accident Insurance Company; President
                                                                          (1992-Present), International Corporate Marketing
                                                                          Group, Inc.; Executive Vice President
                                                                          (1984-1992), Mutual Benefit.
Gregory A. Boyko, 46                Senior Vice President, Chief        Vice President and Controller (1995-1997),
                                    Financial Officer and                 Hartford; Director (1997-Present); Senior Vice
                                    Treasurer, 1997                       President, Chief Financial Officer & Treasurer
                                    Director, 1997                        (1997-Present); Vice President & Controller
                                                                          (1995-1997), Hartford Life and Accident Insurance
                                                                          Company; Senior Vice President, Chief Financial
                                                                          Officer & Treasurer (1997-Present), Hartford
                                                                          Life, Inc.; Chief Financial Officer (1994-1995),
                                                                          IMG American Life; Senior Vice President
                                                                          (1992-1994), Connecticut Mutual Life Insurance
                                                                          Company.
Peter W. Cummins, 60                Senior Vice President, 1997         Vice President (1989-1997); Director of Broker
                                                                          Dealer Sales-ILAD (1989-1992), Hartford; Senior
                                                                          Vice President (1997-Present) Vice President
                                                                          (1989-1997); Director of Broker Dealer Sales-ILAD
                                                                          (1989-1991), Hartford Life and Accident Insurance
                                                                          Company.
Ann M. de Raismes, 47               Senior Vice President, 1997         Vice President (1994-1997); Assistant Vice
                                    Director of Human Resources,          President (1992-1994); Hartford; Senior Vice
                                    1991                                  President (1997-Present); Director of Human
                                                                          Resources (1991-Present); Vice President
                                                                          (1994-1997); Assistant Vice President
                                                                          (1992-1994); Hartford Life and Accident Insurance
                                                                          Company; Vice President, Human Resources
                                                                          (1997-Present), Hartford Life, Inc.
Timothy M. Fitch, 45                Vice President, 1995                Assistant Vice President (1992-1995), Hartford;
                                    Actuary, 1994                         Vice President (1995-Present); Actuary
                                                                          (1994-Present); Assistant Vice President
                                                                          (1992-1995), Hartford Life and Accident Insurance
                                                                          Company.
David T. Foy, 31                    Vice President, 1998                Assistant Vice President (1995-1998), Hartford;
                                                                          Vice President (1998-Present), Hartford Life and
                                                                          Accident Insurance Company.
Bruce D. Gardner, 47                Vice President, 1995                Director (1994-1997); General Counsel & Corporate
                                                                          Secretary (1991-1995), Hartford; Vice President
                                                                          (1995-1997); Director (1995-1997); General
                                                                          Counsel & Corporate Secretary (1991-1995),
                                                                          Hartford Life and Accident Insurance Company.


                             19   - PROSPECTUS

                                                                                    OTHER BUSINESS PROFESSION,
                                                                                      VOCATION OR EMPLOYMENT
                                         POSITION WITH HARTFORD;                         FOR PAST 5 YEARS;
            NAME, AGE                        YEAR OF ELECTION                           OTHER DIRECTORSHIPS
----------------------------------  ----------------------------------  ---------------------------------------------------
J. Richard Garrett, 53              Vice President, 1993                Treasurer (1986-1997), Hartford; Vice President
                                    Assistant Treasurer, 1997             (1993-Present); Assistant Treasurer
                                                                          (1997-Present); Treasurer (1983-1997); Hartford
                                                                          Life and Accident Insurance Company; Treasurer
                                                                          (1977), The Hartford Financial Services Group.
John P. Ginnetti, 52                Executive Vice President and        Senior Vice President, Individual Life and Annuity
                                    Director, Asset Management            Division (1988-1994), Hartford; Director
                                    Services, 1994                        (1988-Present); Director (1988-Present);
                                    Director, 1988                        Executive Vice President & Director, Asset
                                                                          Management Services (1994-Present); Senior Vice
                                                                          President, Individual Life and Annuity Division
                                                                          (1988-1994), Hartford Life and Accident Insurance
                                                                          Company; Executive Vice President, Asset
                                                                          Management, Hartford Life, Inc. (1997-Present).
William A. Godfrey, III, 41         Senior Vice President, 1997         Senior Vice President (1997-Present), Hartford;
                                                                          Senior Vice President (1997-Present), Hartford
                                                                          Life and Accident Insurance Company; Vice
                                                                          President Information Technology (1997-Present),
                                                                          Hartford Life, Inc.
Lynda Godkin, 44                    Senior Vice President, 1997         Associate General Counsel (1995-1996); Assistant
                                    General Counsel, 1996                 General Counsel and Secretary (1994-1995);
                                    Corporate Secretary, 1995             Counsel (1990-1994), Hartford; Director
                                    Director, 1997                        (1997-Present); Senior Vice President
                                                                          (1997-Present); General Counsel (1996-Present);
                                                                          Corporate Secretary (1995-Present); Associate
                                                                          General Counsel (1995-1996); Assistant General
                                                                          Counsel and Secretary (1994-1995); Counsel
                                                                          (1990-1994), Hartford Life and Accident Insurance
                                                                          Company; Vice President and General Counsel
                                                                          (1997-Present), Hartford Life, Inc.
Lois W. Grady, 53                   Senior Vice President, 1998         Vice President (1993-1998); Assistant Vice
                                    Vice President, 1993                  President (1987-1993), Hartford; Senior Vice
                                                                          President, 1998); Vice President (1993-1997);
                                                                          Assistant Vice President (1987-1993), Hartford
                                                                          Life and Accident Insurance Company.
Christopher Graham, 47              Vice President, 1997
Mark E. Hunt, 37                    Vice President, 1998                Assistant Vice President (1997-1998), Hartford;
                                                                          Vice President (1998-Present), Assistant Vice
                                                                          President (1997-1998), Hartford Life and Accident
                                                                          Insurance Company.
Stephen T. Joyce, 39                Vice President, 1997                Assistant Vice President (1994-1997), Hartford;
                                                                          Assistant Vice President (1994-1997), Hartford
                                                                          Life and Accident Insurance Company.
Michael D. Keeler, 37               Vice President, 1998                Vice President (1998-Present), Hartford Life and
                                                                          Accident Insurance Company.
Robert A. Kerzner, 46               Senior Vice President, 1998         Vice President, (1995-1998); Regional Vice
                                    Vice President, 1995                  President (1991-1994), Hartford; Vice President
                                                                          (1994-1997), Hartford Life and Accident Insurance
                                                                          Company.



                             20   - PROSPECTUS

                                                                                    OTHER BUSINESS PROFESSION,
                                                                                      VOCATION OR EMPLOYMENT
                                         POSITION WITH HARTFORD;                         FOR PAST 5 YEARS;
            NAME, AGE                        YEAR OF ELECTION                           OTHER DIRECTORSHIPS
----------------------------------  ----------------------------------  ---------------------------------------------------
David N. Levenson, 31               Vice President, 1998                Assistant Vice President (1995-Present), Hartford.
Steven M. Maher, 43                 Vice President, 1992                Assistant Vice President (1987-1992), Hartford;
                                    Actuary, 1987                         Vice President (1993-Present); Actuary
                                                                          (1987-Present); Assistant Vice President
                                                                          (1987-1993), Hartford Life and Accident Insurance
                                                                          Company.
William B. Malchodi, Jr., 50        Vice President, 1994                Director of Taxes, Hartford (1991-1998); Director
                                                                          of Taxes (1992-1998), Hartford Life and Accident
                                                                          Insurance Company.
Raymond J. Marra, 37                Vice President, 1998                Assistant Vice President (1997-Present), Hartford;
                                                                          Vice President (1998-Present), Assistant Vice
                                                                          President (1994-1997), Hartford Life and Accident
                                                                          Insurance Company.
Thomas M. Marra, 39                 Executive Vice President, 1995      Senior Vice President (1994-1995); Vice President
                                    Director, Individual Life and         (1989-1994); Actuary (1987-1995), Hartford;
                                    Annuity Division, 1994                Director (1994-Present); Executive Vice President
                                    Director, 1994*                       (1995-Present); Senior Vice President
                                                                          (1994-1995); Director, Individual Life and
                                                                          Annuity Division (1994-Present); Actuary
                                                                          (1987-1997), Hartford Life and Accident Insurance
                                                                          Company; Executive Vice President, Individual
                                                                          Life and Annuities (1997-Present), Hartford Life,
                                                                          Inc.
Robert F. Nolan, Jr., 43            Senior Vice President, 1997         Vice President (1995-1997); Assistant Vice
                                                                          President (1992-1995), Hartford; Vice President
                                                                          (1995-1997); Assistant Vice President
                                                                          (1992-1995), Hartford Life and Accident Insurance
                                                                          Company; Vice President, Corporate Relations
                                                                          (1997-Present), Hartford Life, Inc.; Manager,
                                                                          Public Relations (1986), Aetna Life and Casualty
                                                                          Insurance Company.
Joseph J. Noto, 46                  Vice President, 1989                Executive Vice President & Chief Operating Officer
                                                                          (1997-Present); Director (1994-Present);
                                                                          President (1994-1997), American Maturity Life
                                                                          Insurance Company; Vice President (1989-1997),
                                                                          Hartford Life and Accident Insurance Company.
C. Michael O'Halloran, 51           Vice President, 1994                Senior Associate General Counsel (1988-1997),
                                                                          Hartford; Vice President (1994-Present); Senior
                                                                          Associate General Counsel (1988-1997), Hartford
                                                                          Life and Accident Insurance Company; Corporate
                                                                          Secretary (1997-Present), Hartford Life, Inc.;
                                                                          Vice President (1994-Present); Senior Associate
                                                                          General Counsel (1988-Present); Director of
                                                                          Corporate Law (1994-Present), The Hartford
                                                                          Financial Services Group.
Lawrence M. O'Rourke, 44            Vice President, 1998                Vice President, (1998-Present), Hartford Life and
                                                                          Accident Insurance Company.
Daniel E. O'Sullivan, 43            Vice President, 1998                Vice President (1998-Present), Hartford Life and
                                                                          Accident Insurance Company.



                             21   - PROSPECTUS

                                                                                    OTHER BUSINESS PROFESSION,
                                                                                      VOCATION OR EMPLOYMENT
                                         POSITION WITH HARTFORD;                         FOR PAST 5 YEARS;
            NAME, AGE                        YEAR OF ELECTION                           OTHER DIRECTORSHIPS
----------------------------------  ----------------------------------  ---------------------------------------------------
Craig R. Raymond, 37                Senior Vice President, 1997         Vice President (1993-1997); Assistant Vice
                                    Chief Actuary, 1994                   President (1992-1993); Actuary (1990-1994),
                                                                          Hartford; Senior Vice President (1997-Present);
                                                                          Chief Actuary (1995-Present); Vice President
                                                                          (1993-1997); Actuary (1990-1995), Hartford Life
                                                                          and Accident Insurance Company; Vice President
                                                                          and Chief Actuary (1997-Present), Hartford Life,
                                                                          Inc.
Mary P. Robinson, 38                Vice President, 1998                Assistant Vice President (1995-1998), Hartford;
                                                                          Assistant Vice President (1995-1998), Hartford
                                                                          Life and Accident Insurance Company.
Donald A. Salama, 50                Vice President, 1997                Vice President (1997-Present), Hartford Life and
                                                                          Accident Insurance Company.
Timothy P. Schiltz, 37              Vice President, 1997                Assistant Vice President (1994-1997), Hartford;
                                                                          Vice President (1997-Present); Assistant Vice
                                                                          President (1994-1997), Hartford Life and Accident
                                                                          Insurance Company; Consulting Actuary
                                                                          (1992-1993), Milliman & Robertson, Inc.;
                                                                          Consulting Actuary (1988-1992) Chalke
                                                                          Incorporated.
Lowndes A. Smith, 58                President, 1989                     Chief Operating Officer (1989-1997), Hartford;
                                    Chief Executive Officer, 1997         Director (1981-Present); President
                                    Director, 1981*                       (1989-Present); Chief Executive Officer
                                                                          (1997-Present); Chief Operating Officer
                                                                          (1989-1997), Hartford Life and Accident Insurance
                                                                          Company; Chief Executive Officer and President
                                                                          and Director (1997-Present), Hartford Life, Inc.
Keith A. Stevenson, 44              Vice President, 1998
Edward A. Sweeney, 51               Vice President, 1993                Chicago Regional Manager (1985-1993), Hartford;
                                                                          Vice President (1993-Present), Hartford Life and
                                                                          Accident Insurance Company.
Judith V. Tilbor, 46                Vice President, 1998                Assistant Vice President (1994-1998), Hartford;
                                                                          Vice President (1998-Present), Assistant Vice
                                                                          President (1994-1998), Hartford Life and Accident
                                                                          Insurance Company.
Raymond P. Welnicki, 49             Senior Vice President and           Vice President (1993-1994), Hartford; Director
                                    Director, Employee Benefit            (1994-Present); Senior Vice President
                                    Division, 1994                        (1995-Present); Director, Employee Benefit
                                    Director, 1994*                       Division (1997-Present); Vice President
                                                                          (1993-1995), Hartford Life and Accident Insurance
                                                                          Company; Senior Vice President, Employee Benefits
                                                                          (1997-Present), Hartford Life, Inc.; Board of
                                                                          Directors, Ethix Corp.
Walter C. Welsh, 51                 Senior Vice President, 1997         Vice President (1995-1997); Assistant Vice
                                                                          President (1992-1995), Hartford; Senior Vice
                                                                          President (1997-Present); Vice President
                                                                          (1995-1997); Assistant Vice President
                                                                          (1992-1995), Hartford Life and Accident Insurance
                                                                          Company; Vice President, Government Affairs
                                                                          (1997-Present), Hartford Life, Inc.



                             22   - PROSPECTUS

                                                                                    OTHER BUSINESS PROFESSION,
                                                                                      VOCATION OR EMPLOYMENT
                                         POSITION WITH HARTFORD;                         FOR PAST 5 YEARS;
            NAME, AGE                        YEAR OF ELECTION                           OTHER DIRECTORSHIPS
----------------------------------  ----------------------------------  ---------------------------------------------------
Lizabeth H. Zlatkus, 39             Senior Vice President, 1997         Vice President (1994-1997); Assistant Vice
                                    Director, 1994*                       President (1992-1994), Hartford; Director
                                                                          (1994-Present); Senior Vice President
                                                                          (1997-Present); Vice President (1994-1997);
                                                                          Assistant Vice President (1992-1994), Hartford
                                                                          Life and Accident Insurance Company; Vice
                                                                          President, Group Life and Disability
                                                                          (1997-Present), Hartford Life, Inc.
David M. Znamierowski, 38           Senior Vice President, 1997         Vice President (1997), Hartford; Director
                                    Director, Risk Management             (1998-Present) Senior Vice President
                                    Strategy, 1996                        (1997-Present), Hartford Life and Accident
                                    Director, 1998*                       Insurance Company; Vice President, Investment
                                                                          Strategy (1997-Present), Hartford Life, Inc.;
                                                                          Vice President, Investment Strategy & Policy,
                                                                          Aetna Life and Casualty.


------------------------

 * Denotes date of election to Board of Directors of Hartford.


** Affiliated Company of The Hartford Financial Services Group, Inc.

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

DISTRIBUTION OF THE POLICIES
      --------------------------------------------------------------------


Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Dean Witter Reynolds, Inc. ("Dean Witter"). Any sales representative will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Dean Witter is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.



Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as that of Hartford.



The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation. Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.



In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.



Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.


                             23   - PROSPECTUS

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
      --------------------------------------------------------------------

The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Portfolio. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

FEDERAL TAX CONSIDERATIONS
      --------------------------------------------------------------------

GENERAL


SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.



It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing Federal income tax laws as they are currently interpreted.


TAXATION OF HARTFORD
AND THE SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Policy Benefits and Right -- Account Value," on page
13). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS


For federal income tax purposes, the Policies should be treated as life insurance Policies under Section 7702 of the Code. The death benefit under a life insurance Policy is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the Policy value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.



The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance Policy for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance Policy for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


LAST SURVIVOR POLICIES


Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance policy addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor policy meets the Section 7702 definition of a life insurance policy.


                             24   - PROSPECTUS

MODIFIED ENDOWMENT POLICIES


A life insurance policy is treated as a "modified endowment Policy" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment Policy for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance policy issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment Policy if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.



A policy that is classified as modified endowment Policy is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment Policy during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.



All modified endowment Policies that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment Policy in determining the taxable portion of any loan or distributions.

ESTATE AND GENERATION
SKIPPING TAXES


When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $625,000 (1998) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next eight years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).



If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.


DIVERSIFICATION REQUIREMENTS


Section 817 of the Code provides that a variable life insurance policy (other than a pension plan policy) will not be treated as a life insurance policy for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance policy, the Policy Owner will be subject to income tax on the annual increases in cash value.



The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable policy is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, Hartford Life Insurance Company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either Hartford Life Insurance Company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.



Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all Policies subject to the diversification requirements in a manner that will maintain adequate diversification.


OWNERSHIP OF THE ASSETS IN
THE SEPARATE ACCOUNT


In order for a variable life insurance policy to qualify for tax deferral, assets in the segregated asset accounts supporting the


                             25   - PROSPECTUS
variable policy must be considered to be owned by the insurance company and not by the variable Policy Owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the Policy Owner , such as the ability to select and control investments in a separate account, will cause the Policy Owner to be treated as the owner of the assets for tax purposes.



Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of variable Policy." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the Policies, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.

LIFE INSURANCE PURCHASED FOR
USE IN SPLIT DOLLAR
ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING


If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.


NON-INDIVIDUAL OWNERSHIP
OF POLICIES


In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance policies. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.


OTHER


Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.


LIFE INSURANCE PURCHASES BY
NONRESIDENT ALIENS AND FOREIGN
CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.


LEGAL PROCEEDINGS
      --------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

LEGAL MATTERS
      --------------------------------------------------------------------


Legal matters in connection with the issue and sale of modified single premium variable life insurance policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the


                             26   - PROSPECTUS
forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.


EXPERTS
      --------------------------------------------------------------------


The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



The hypothetical Policy illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.


REGISTRATION STATEMENT
      --------------------------------------------------------------------


A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Portfolios, Hartford and the Policies.


                             27   - PROSPECTUS

APPENDIX A

      --------------------------------------------------------------------

SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK


If the Policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:


In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

    ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the Policy. In the case of a Policy Owner who purchases the Policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Policy.

The following definition is added:


    FIXED ACCOUNT: Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.


The definition of Loan Account is deleted and the following definition is substituted:


    LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.


The following is added to the Prospectus as a separate section following the section entitled "The Separate Account":
THE FIXED ACCOUNT

    THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.


    Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Account," below, New York Policy Owners may transfer no less than the entire Account Value to the Fixed Account. Account Value transferred to the Fixed Account becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.



    Hartford currently credits interest to the Account Value transferred to the Fixed Account under the Policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Account interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Account.



The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Administrative Charge," page 12:


    No Administrative Charge is deducted from Account Value in the Fixed
    Account.

    The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Mortality and Expense Risk Charge," page 12:

    No Mortality and Expense Risk Charge is deducted from Account Value in the Fixed Account.

                             28   - PROSPECTUS

The following separate sections are added to the section of the Prospectus entitled "Policy Benefits and Rights," page 13:


TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCOUNT
      --------------------------------------------------------------------


    New York Policy Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.


    A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.


    For New York Policy Owners who elect to invest in the Fixed Account, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Account; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any surrender charges deducted since the last Monthly Activity Date.


DEFERRED PAYMENTS
      --------------------------------------------------------------------

    Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Account Minimum Credited Interest Rate.

                             29   - PROSPECTUS

APPENDIX B
      --------------------------------------------------------------------

ILLUSTRATIONS OF BENEFITS

The tables in Appendix B illustrate the way in which a Contract operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $40,161, $33,334 and $19,380, respectively, are illustrated for the single life Contract. The illustrations for the last survivor Contract assume male and female of equal ages, including age 55 and 65 for Face Amounts of $44,053 and $27,778.

The death benefit and surrender value for a Contract would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Contract Years. They would also differ if any contract loan were made during the period of time illustrated.

The tables reflect the deductions of current Contract charges and guaranteed Contract charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

The amounts shown for the death benefit and surrender value as of the end of each Contract Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Portfolios for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Portfolio's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

In addition the death benefit and surrender value as of the end of each Contract Year take into account the (1) tax expense charge equal to an annual rate of 0.40% of Account Value for the first ten Contract Years; (2) administrative charge equal to an annual rate of 0.40% of Account Value attributable to the Separate Account; (3) mortality and expense risk charge equal to an annual rate of 0.90% of Account Value attributable to the Separate Account; and (4) any Contingent Deferred Sales Charge and Premium Tax Charge which may be applicable in the first nine Contract Years.

The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charged Against the Separate Account," page
12).


The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.


Hartford will furnish upon request, a comparable illustration reflecting the proposed insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

                             30   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $40,161

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500          10,834       9,840          40,161       10,756       9,764          40,161
      2            11,025          11,740      10,755          40,161       11,575      10,593          40,161
      3            11,576          12,724      11,751          40,161       12,463      11,495          40,161
      4            12,155          13,794      12,987          40,161       13,427      12,626          40,161
      5            12,763          14,956      14,169          40,161       14,474      13,693          40,161
      6            13,401          16,219      15,657          40,161       15,613      15,057          40,161
      7            14,071          17,592      17,060          40,161       16,851      16,324          40,161
      8            14,775          19,083      18,788          40,161       18,198      17,907          40,161
      9            15,513          20,704      20,452          40,161       19,666      19,417          40,161
     10            16,289          22,465      22,465          40,161       21,268      21,268          40,161
     11            17,103          24,501      24,501          40,161       23,113      23,113          40,161
     12            17,959          26,724      26,724          40,161       25,145      25,145          40,161
     13            18,856          29,153      29,153          41,398       27,386      27,386          40,161
     14            19,799          31,808      31,808          43,896       29,864      29,864          41,213
     15            20,789          34,714      34,714          46,517       32,590      32,590          43,670
     16            21,829          37,895      37,895          49,264       35,574      35,574          46,247
     17            22,920          41,367      41,367          52,951       38,832      38,832          49,705
     18            24,066          45,156      45,156          56,897       42,386      42,386          53,407
     19            25,270          49,292      49,292          61,122       46,266      46,266          57,371
     20            26,533          53,807      53,807          65,645       50,502      50,502          61,613
     25            33,864          83,601      83,601          96,978       78,372      78,372          90,912
     35            55,160         201,997     201,997         214,118      180,092     189,092         200,438

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             31   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $40,161

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500          10,249       9,269          40,161       10,171       9,192          40,161
      2            11,025          10,506       9,546          40,161       10,337       9,380          40,161
      3            11,576          10,769       9,831          40,161       10,497       9,564          40,161
      4            12,155          11,040      10,275          40,161       10,651       9,891          40,161
      5            12,763          11,319      10,577          40,161       10,796      10,061          40,161
      6            13,401          11,605      11,089          40,161       10,930      10,421          40,161
      7            14,071          11,900      11,411          40,161       11,052      10,569          40,161
      8            14,775          12,202      11,941          40,161       11,158      10,902          40,161
      9            15,513          12,514      12,282          40,161       11,244      11,016          40,161
     10            16,289          12,833      12,833          40,161       11,309      11,309          40,161
     11            17,103          13,228      13,228          40,161       11,394      11,394          40,161
     12            17,959          13,636      13,636          40,161       11,455      11,455          40,161
     13            18,856          14,058      14,058          40,161       11,486      11,486          40,161
     14            19,799          14,494      14,494          40,161       11,486      11,486          40,161
     15            20,789          14,944      14,944          40,161       11,450      11,450          40,161
     16            21,829          15,409      15,409          40,161       11,370      11,370          40,161
     17            22,920          15,889      15,889          40,161       11,239      11,239          40,161
     18            24,066          16,385      16,385          40,161       11,048      11,048          40,161
     19            25,270          16,898      16,898          40,161       10,787      10,787          40,161
     20            26,533          17,428      17,428          40,161       10,442      10,442          40,161
     25            33,864          20,353      20,353          40,161        6,987       6,987          40,161
     35            55,160          27,852      27,852          40,161           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             32   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $40,161

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500           9,665       8,698          40,161        9,586       8,649          40,161
      2            11,025           9,340       8,404          40,161        9,169       8,291          40,161
      3            11,576           9,026       8,118          40,161        8,747       7,925          40,161
      4            12,155           8,721       7,990          40,161        8,319       7,699          40,161
      5            12,763           8,425       7,720          40,161        7,883       7,312          40,161
      6            13,401           8,138       7,657          40,161        7,438       7,113          40,161
      7            14,071           7,860       7,401          40,161        6,980       6,696          40,161
      8            14,775           7,591       7,353          40,161        6,506       6,461          40,161
      9            15,513           7,330       7,111          40,161        6,013       6,002          40,161
     10            16,289           7,076       7,076          40,161        5,498       5,717          40,161
     11            17,103           6,865       6,865          40,161        4,978       5,211          40,161
     12            17,959           6,659       6,659          40,161        4,427       4,673          40,161
     13            18,856           6,459       6,459          40,161        3,843       4,100          40,161
     14            19,799           6,264       6,264          40,161        3,221       3,488          40,161
     15            20,789           6,073       6,073          40,161        2,558       2,833          40,161
     16            21,829           5,888       5,888          40,161        1,845       2,127          40,161
     17            22,920           5,707       5,707          40,161        1,075       1,361          40,161
     18            24,066           5,531       5,531          40,161          237         526          40,161
     19            25,270           5,360       5,360          40,161           --          --              --
     20            26,533           5,193       5,193          40,161           --          --              --
     25            33,864           4,420       4,420          40,161           --          --              --
     35            55,160           3,145       3,145          40,161           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             33   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.25% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500          10,834       9,840          33,334       10,727       9,736          33,334
      2            11,025          11,740      10,755          33,334       11,517      10,537          33,334
      3            11,576          12,724      11,751          33,334       12,378      11,411          33,334
      4            12,155          13,794      12,987          33,334       13,317      12,517          33,334
      5            12,763          14,956      14,169          33,334       14,343      13,564          33,334
      6            13,401          16,219      15,657          33,334       15,464      14,909          33,334
      7            14,071          17,592      17,060          33,334       16,688      16,163          33,334
      8            14,775          19,083      18,788          33,334       18,025      17,735          33,334
      9            15,513          20,704      20,452          33,334       19,487      19,238          33,334
     10            16,289          22,465      22,465          33,334       21,088      21,088          33,334
     11            17,103          24,501      24,501          33,334       22,940      22,940          33,334
     12            17,959          26,736      26,736          33,334       24,991      24,991          33,334
     13            18,856          29,218      29,218          34,478       27,270      27,270          33,334
     14            19,799          31,946      31,946          37,377       29,804      29,804          34,891
     15            20,789          34,928      34,928          40,517       32,585      32,585          37,799
     16            21,829          38,190      38,190          43,919       35,625      35,625          40,969
     17            22,920          41,765      41,765          47,195       38,958      38,958          44,023
     18            24,066          45,686      45,686          50,712       42,614      42,614          47,301
     19            25,270          49,992      49,992          54,492       46,627      46,627          50,824
     20            26,533          54,687      54,687          59,609       51,004      51,004          55,594
     25            33,864          85,841      85,841          90,992       80,060      80,060          84,864
     35            55,160         208,273     208,273         218,687      192,260     192,260         201,873

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             34   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500          10,249       9,269          33,334       10,142       9,164          33,334
      2            11,025          10,506       9,546          33,334       10,279       9,324          33,334
      3            11,576          10,769       9,831          33,334       10,412       9,480          33,334
      4            12,155          11,040      10,275          33,334       10,539       9,781          33,334
      5            12,763          11,319      10,577          33,334       10,661       9,928          33,334
      6            13,401          11,605      11,089          33,334       10,774      10,266          33,334
      7            14,071          11,900      11,411          33,334       10,875      10,394          33,334
      8            14,775          12,202      11,941          33,334       10,959      10,704          33,334
      9            15,513          12,514      12,282          33,334       11,021      10,793          33,334
     10            16,289          12,833      12,833          33,334       11,055      11,055          33,334
     11            17,103          13,228      13,228          33,334       11,106      11,106          33,334
     12            17,959          13,636      13,636          33,334       11,127      11,127          33,334
     13            18,856          14,058      14,058          33,334       11,117      11,117          33,334
     14            19,799          14,494      14,494          33,334       11,073      11,073          33,334
     15            20,789          14,944      14,944          33,334       10,988      10,988          33,334
     16            21,829          15,409      15,409          33,334       10,854      10,854          33,334
     17            22,920          15,889      15,889          33,334       10,656      10,656          33,334
     18            24,066          16,385      16,385          33,334       10,375      10,375          33,334
     19            25,270          16,898      16,898          33,334        9,991       9,991          33,334
     20            26,533          17,428      17,428          33,334        9,479       9,479          33,334
     25            33,864          20,353      20,353          33,334        3,955       3,955          33,334
     35            55,160          27,852      27,852          33,334           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             35   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75 NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500           9,665       8,698          33,334        9,558       8,593          33,334
      2            11,025           9,340       8,404          33,334        9,112       8,179          33,334
      3            11,576           9,026       8,118          33,334        8,662       7,761          33,334
      4            12,155           8,721       7,990          33,334        8,209       7,486          33,334
      5            12,763           8,425       7,720          33,334        7,750       7,053          33,334
      6            13,401           8,138       7,657          33,334        7,283       6,810          33,334
      7            14,071           7,860       7,401          33,334        6,803       6,352          33,334
      8            14,775           7,591       7,353          33,334        6,305       6,073          33,334
      9            15,513           7,330       7,111          33,334        5,782       5,568          33,334
     10            16,289           7,076       7,076          33,334        5,230       5,230          33,334
     11            17,103           6,865       6,865          33,334        4,665       4,665          33,334
     12            17,959           6,659       6,659          33,334        4,061       4,061          33,334
     13            18,856           6,459       6,459          33,334        3,419       3,419          33,334
     14            19,799           6,264       6,264          33,334        2,733       2,733          33,334
     15            20,789           6,073       6,073          33,334        1,997       1,997          33,334
     16            21,829           5,888       5,888          33,334        1,200       1,200          33,334
     17            22,920           5,707       5,707          33,334          324         324          33,334
     18            24,066           5,531       5,531          33,334           --          --              --
     19            25,270           5,360       5,360          33,334           --          --              --
     20            26,533           5,193       5,193          33,334           --          --              --
     25            33,864           4,420       4,420          33,334           --          --              --
     35            55,160           3,145       3,145          33,334           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             36   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,380

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500          10,834       9,840          19,380       10,650       9,660          19,380
      2            11,025          11,740      10,755          19,380       11,357      10,380          19,380
      3            11,576          12,724      11,751          19,380       12,131      11,169          19,380
      4            12,155          13,794      12,987          19,380       12,984      12,190          19,380
      5            12,763          14,956      14,169          19,380       13,930      13,156          19,380
      6            13,401          16,219      15,657          19,380       14,986      14,436          19,380
      7            14,071          17,595      17,063          19,883       16,172      15,650          19,380
      8            14,775          19,106      18,810          21,208       17,516      17,228          19,443
      9            15,513          20,760      20,508          22,629       19,027      18,780          20,740
     10            16,289          22,549      22,549          24,578       20,664      20,664          22,524
     11            17,103          24,595      24,595          26,563       22,536      22,536          24,340
     12            17,959          26,837      26,837          28,716       24,587      24,587          26,309
     13            18,856          29,275      29,275          31,325       26,816      26,816          28,693
     14            19,799          31,947      31,947          33,864       29,260      29,260          31,016
     15            20,789          34,856      34,856          36,948       31,916      31,916          33,831
     16            21,829          38,046      38,046          39,949       34,834      34,834          36,576
     17            22,920          41,517      41,517          43,594       38,005      38,005          39,906
     18            24,066          45,308      45,308          47,574       41,447      41,447          43,520
     19            25,270          49,448      49,448          51,921       45,177      45,177          47,436
     20            26,533          53,969      53,969          56,667       49,215      49,215          51,677
     25            33,864          83,837      83,837          88,030       74,965      74,965          78,714
     35            55,160         202,335     202,335         204,358      175,528     175,528         177,284

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             37   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,380

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500          10,249       9,269          19,380       10,062       9,086          19,380
      2            11,025          10,506       9,546          19,380       10,104       9,152          19,380
      3            11,576          10,769       9,831          19,380       10,123       9,196          19,380
      4            12,155          11,040      10,275          19,380       10,116       9,364          19,380
      5            12,763          11,319      10,577          19,380       10,077       9,351          19,380
      6            13,401          11,605      11,089          19,380       10,002       9,502          19,380
      7            14,071          11,900      11,411          19,380        9,880       9,406          19,380
      8            14,775          12,202      11,941          19,380        9,703       9,454          19,380
      9            15,513          12,514      12,282          19,380        9,455       9,232          19,380
     10            16,289          12,833      12,833          19,380        9,124       9,124          19,380
     11            17,103          13,228      13,228          19,380        8,730       8,730          19,380
     12            17,959          13,636      13,636          19,380        8,217       8,217          19,380
     13            18,856          14,058      14,058          19,380        7,564       7,564          19,380
     14            19,799          14,494      14,494          19,380        6,738       6,738          19,380
     15            20,789          14,944      14,944          19,380        5,699       5,699          19,380
     16            21,829          15,409      15,409          19,380        4,387       4,387          19,380
     17            22,920          15,889      15,889          19,380        2,723       2,723          19,380
     18            24,066          16,385      16,385          19,380          595         595          19,380
     19            25,270          16,898      16,898          19,380           --          --              --
     20            26,533          17,428      17,428          19,380           --          --              --
     25            33,864          20,353      20,353          21,371           --          --              --
     35            55,160          27,854      27,854          28,133           --          --              --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             38   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,380

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500           9,665       8,698          19,380        9,475       8,512          19,380
      2            11,025           9,340       8,404          19,380        8,923       7,994          19,380
      3            11,576           9,026       8,118          19,380        8,340       7,444          19,380
      4            12,155           8,721       7,990          19,380        7,720       7,004          19,380
      5            12,763           8,425       7,720          19,380        7,056       6,368          19,380
      6            13,401           8,138       7,657          19,380        6,338       5,875          19,380
      7            14,071           7,869       7,401          19,380        5,553       5,111          19,380
      8            14,775           7,591       7,353          19,380        4,684       4,461          19,380
      9            15,513           7,330       7,111          19,380        3,712       3,503          19,380
     10            16,289           7,076       7,076          19,380        2,616       2,616          19,380
     11            17,103           6,865       6,865          19,380        1,379       1,379          19,380
     12            17,959           6,659       6,659          19,380           --          --              --
     13            18,856           6,459       6,459          19,380           --          --              --
     14            19,799           6,264       6,264          19,380           --          --              --
     15            20,789           6,073       6,073          19,380           --          --              --
     16            21,829           5,888       5,888          19,380           --          --              --
     17            22,920           5,707       5,707          19,380           --          --              --
     18            24,066           5,531       5,531          19,380           --          --              --
     19            25,270           5,360       5,360          19,380           --          --              --
     20            26,533           5,193       5,193          19,380           --          --              --
     25            33,864           4,420       4,420          19,380           --          --              --
     35            55,160           3,145       3,145          19,380           --          --              --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             39   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 55 MALE\55 FEMALE
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500          10,902       9,906          44,053       10,902       9,906          44,053
      2            11,025          11,882      10,894          44,053       11,882      10,894          44,053
      3            11,576          12,946      11,970          44,053       12,946      11,970          44,053
      4            12,155          14,103      13,292          44,053       14,103      13,292          44,053
      5            12,763          15,360      14,568          44,053       15,360      14,568          44,053
      6            13,401          16,726      16,159          44,053       16,726      16,159          44,053
      7            14,071          18,210      17,674          44,053       18,210      17,674          44,053
      8            14,775          19,825      19,526          44,053       19,822      19,523          44,053
      9            15,513          21,585      21,331          44,053       21,574      21,320          44,053
     10            16,289          23,505      23,505          44,053       23,477      23,477          44,053
     11            17,103          25,727      25,727          44,053       25,652      25,652          44,053
     12            17,959          28,162      28,162          44,053       28,031      28,031          44,053
     13            18,856          30,830      30,830          44,053       30,640      30,640          44,053
     14            19,799          33,755      33,755          44,053       33,507      33,507          44,053
     15            20,789          36,960      36,960          44,053       36,667      36,667          44,053
     16            21,829          40,479      40,479          46,551       40,154      40,154          46,177
     17            22,920          44,337      44,337          50,102       43,981      43,981          49,699
     18            24,066          48,565      48,565          53,908       48,175      48,175          53,475
     19            25,270          53,202      53,202          57,991       52,774      52,774          57,524
     20            26,533          58,305      58,305          63,553       57,828      57,828          63,033
     25            33,864          92,176      92,176          97,707       91,132      91,132          96,600
     35            55,160         230,373     230,373         241,893      219,404     219,404         230,374

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             40   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 55 MALE\ 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500          10,314       9,332          44,053       10,314       9,332          44,053
      2            11,025          10,632       9,669          44,053       10,632       9,669          44,053
      3            11,576          10,954      10,012          44,053       10,954      10,012          44,053
      4            12,155          11,279      10,509          44,053       11,279      10,509          44,053
      5            12,763          11,605      10,860          44,053       11,605      10,860          44,053
      6            13,401          11,941      11,422          44,053       11,931      11,412          44,053
      7            14,071          12,288      11,796          44,053       12,255      11,763          44,053
      8            14,775          12,646      12,383          44,053       12,574      12,311          44,053
      9            15,513          13,015      12,782          44,053       12,885      12,652          44,053
     10            16,289          13,396      13,396          44,053       13,182      13,182          44,053
     11            17,103          13,858      13,858          44,053       13,517      13,517          44,053
     12            17,959          14,337      14,337          44,053       13,834      13,834          44,053
     13            18,856          14,834      14,834          44,053       14,127      14,127          44,053
     14            19,799          15,349      15,349          44,053       14,393      14,393          44,053
     15            20,789          15,883      15,883          44,053       14,624      14,624          44,053
     16            21,829          16,436      16,436          44,053       14,809      14,809          44,053
     17            22,920          17,010      17,010          44,053       14,938      14,938          44,053
     18            24,066          17,606      17,606          44,053       14,991      14,991          44,053
     19            25,270          18,223      18,223          44,053       14,949      14,949          44,053
     20            26,533          18,863      18,863          44,053       14,787      14,787          44,053
     25            33,864          22,433      22,433          44,053       11,078      11,078          44,053
     35            55,160          31,836      31,836          44,053           --          --              --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             41   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE\ 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500           9,726       8,757          44,053        9,726       8,757          44,053
      2            11,025           9,452       8,512          44,053        9,451       8,512          44,053
      3            11,576           9,177       8,266          44,053        9,177       8,266          44,053
      4            12,155           8,899       8,166          44,053        8,899       8,166          44,053
      5            12,763           8,628       7,920          44,053        8,618       7,910          44,053
      6            13,401           8,365       7,881          44,053        8,331       7,848          44,053
      7            14,071           8,108       7,647          44,053        8,035       7,575          44,053
      8            14,775           7,859       7,619          44,053        7,727       7,489          44,053
      9            15,513           7,616       7,397          44,053        7,403       7,185          44,053
     10            16,289           7,380       7,380          44,053        7,058       7,058          44,053
     11            17,103           7,186       7,186          44,053        6,713       6,713          44,053
     12            17,959           6,996       6,996          44,053        6,334       6,334          44,053
     13            18,856           6,811       6,811          44,053        5,916       5,916          44,053
     14            19,799           6,630       6,630          44,053        5,451       5,451          44,053
     15            20,789           6,453       6,453          44,053        4,932       4,932          44,053
     16            21,829           6,280       6,280          44,053        4,345       4,345          44,053
     17            22,920           6,110       6,110          44,053        3,673       3,673          44,053
     18            24,066           5,945       5,945          44,053        2,896       2,896          44,053
     19            25,270           5,783       5,783          44,053        1,985       1,985          44,053
     20            26,533           5,625       5,625          44,053          910         910          44,053
     25            33,864           4,885       4,885          44,053            0           0               0
     35            55,160           3,633       3,633          44,053            0           0               0

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             42   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE\ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500          10,897       9,902          27,778       10,897       9,902          27,778
      2            11,025          11,862      10,875          27,778       11,862      10,875          27,778
      3            11,576          12,903      11,927          27,778       12,902      11,926          27,778
      4            12,155          14,037      13,227          27,778       14,021      13,211          27,778
      5            12,763          15,274      14,483          27,778       15,229      14,439          27,778
      6            13,401          16,623      16,057          27,778       16,535      15,969          27,778
      7            14,071          18,094      17,558          27,778       17,948      17,413          27,778
      8            14,775          19,698      19,399          27,778       19,482      19,185          27,778
      9            15,513          21,447      21,193          27,778       21,155      20,902          27,778
     10            16,289          23,354      23,354          27,778       22,988      22,988          27,778
     11            17,103          25,561      25,561          27,778       25,115      25,115          27,778
     12            17,959          27,981      27,981          29,940       27,485      27,485          29,409
     13            18,856          30,632      30,632          32,776       30,076      30,076          32,182
     14            19,799          33,537      33,537          35,550       32,914      32,914          34,889
     15            20,789          36,721      36,721          38,925       36,007      36,007          38,168
     16            21,829          40,211      40,211          42,222       39,396      39,396          41,367
     17            22,920          44,035      44,035          46,238       43,088      43,088          45,243
     18            24,066          48,227      48,227          50,639       47,104      47,104          49,460
     19            25,270          52,820      52,820          55,462       51,466      51,466          54,040
     20            26,533          57,887      57,887          60,782       56,231      56,231          59,043
     25            33,864          91,514      91,514          96,090       86,546      86,546          90,874
     35            55,160         228,720     228,720         231,007      203,577     203,577         205,613

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             43   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE\ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500          10,309       9,327          27,778       10,309       9,327          27,778
      2            11,025          10,612       9,650          27,778       10,612       9,650          27,778
      3            11,576          10,917       9,976          27,778       10,907       9,967          27,778
      4            12,155          11,232      10,463          27,778       11,191      10,423          27,778
      5            12,763          11,556      10,812          27,778       11,460      10,717          27,778
      6            13,401          11,891      11,372          27,778       11,710      11,193          27,778
      7            14,071          12,236      11,744          27,778       11,935      11,445          27,778
      8            14,775          12,592      12,329          27,778       12,126      11,866          27,778
      9            15,513          12,960      12,727          27,778       12,275      12,045          27,778
     10            16,289          13,339      13,339          27,778       12,370      12,370          27,778
     11            17,103          13,799      13,799          27,778       12,451      12,451          27,778
     12            17,959          14,276      14,276          27,778       12,455      12,455          27,778
     13            18,856          14,770      14,770          27,778       12,368      12,368          27,778
     14            19,799          15,283      15,283          27,778       12,172      12,172          27,778
     15            20,789          15,815      15,815          27,778       11,843      11,843          27,778
     16            21,829          16,366      16,366          27,778       11,347      11,347          27,778
     17            22,920          16,937      16,937          27,778       10,641      10,641          27,778
     18            24,066          17,530      17,530          27,778        9,661       9,661          27,778
     19            25,270          18,144      18,144          27,778        8,326       8,326          27,778
     20            26,533          18,781      18,781          27,778        6,527       6,527          27,778
     25            33,864          22,335      22,335          27,778            0           0               0
     35            55,160          31,696      31,696          32,014            0           0               0

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             44   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE\ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1            10,500           9,721       8,752          27,778        9,721       8,752          27,778
      2            11,025           9,432       8,493          27,778        9,432       8,493          27,778
      3            11,576           9,147       8,236          27,778        9,129       8,220          27,778
      4            12,155           8,869       8,136          27,778        8,809       8,077          27,778
      5            12,763           8,599       7,891          27,778        8,466       7,760          27,778
      6            13,401           8,336       7,852          27,778        8,095       7,614          27,778
      7            14,071           8,080       7,619          27,778        7,687       7,230          27,778
      8            14,775           7,831       7,592          27,778        7,232       6,996          27,778
      9            15,513           7,589       7,370          27,778        6,716       6,499          27,778
     10            16,289           7,354       7,354          27,778        6,122       6,122          27,778
     11            17,103           7,161       7,161          27,778        5,457       5,457          27,778
     12            17,959           6,972       6,972          27,778        4,673       4,673          27,778
     13            18,856           6,787       6,787          27,778        3,747       3,747          27,778
     14            19,799           6,606       6,606          27,778        2,652       2,652          27,778
     15            20,789           6,430       6,430          27,778        1,349       1,349          27,778
     16            21,829           6,257       6,257          27,778            0           0               0
     17            22,920           6,088       6,088          27,778            0           0               0
     18            24,066           5,923       5,923          27,778            0           0               0
     19            25,270           5,762       5,762          27,778            0           0               0
     20            26,533           5,604       5,604          27,778            0           0               0
     25            33,864           4,866       4,866          27,778            0           0               0
     35            55,160           3,619       3,619          27,778            0           0               0

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             45   - PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statement of assets and liabilities of the Money Market Portfolio Sub-Account, North American Government Securities Portfolio Sub-Account, Balanced Portfolio Sub-Account, Utilities Portfolio Sub-Account, Dividend Growth Portfolio Sub-Account, Value-Added Market Portfolio Sub-Account, Core-Equity Portfolio Sub-Account, American Value Portfolio Sub-Account, Global Equity Value Portfolio Sub-Account, Developing Growth Portfolio Sub-Account, Emerging Markets Portfolio Sub-Account, Diversified Income Portfolio Sub-Account and Mid-Cap Growth Portfolio Sub-Account (constituting Hartford Life Insurance Company Separate Account Five) (the Account) as of December 31, 1997, and the related statement of operations and statement of changes in net assets for the period from inception, May 20, 1997, to December 31, 1997. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio Sub-Account, North American Government Securities Portfolio Sub-Account, Balanced Portfolio Sub-Account, Utilities Portfolio Sub-Account, Dividend Growth Portfolio Sub-Account, Value-Added Market Portfolio Sub-Account, Core-Equity Portfolio Sub-Account, American Value Portfolio Sub-Account, Global Equity Value Portfolio Sub-Account, Developing Growth Portfolio Sub-Account, Emerging Markets Portfolio Sub-Account, Diversified Income Portfolio Sub-Account and Mid-Cap Growth Portfolio Sub-Account (constituting Hartford Life Insurance Company Separate Account Five) as of December 31, 1997, the results of its operations and the changes in its net assets for the period from inception, May 20, 1997, to December 31, 1997, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                              NORTH
                                            AMERICAN
                                           GOVERNMENT                                 DIVIDEND
                           MONEY MARKET    SECURITIES     BALANCED      UTILITIES    AND GROWTH
                             PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   -----------   -----------   -----------
ASSETS:
Investments in Dean
  Witter Select
  Dimensions Investment
  Series:
  Money Market Portfolio
    Shares         22,367
    Cost         $ 22,367
    Market Value.........    $   22,367        --            --            --            --
  North American
   Government Securities
   Portfolio
    Shares            102
    Cost         $  1,030
    Market Value.........       --         $    1,042        --            --            --
  Balanced Portfolio
    Shares            248
    Cost         $  3,515
    Market Value.........       --             --        $    3,723        --            --
  Utilities Portfolio
    Shares             78
    Cost         $  1,022
    Market Value.........       --             --            --        $    1,232        --
  Dividend and Growth
   Portfolio
    Shares          5,414
    Cost         $102,239
    Market Value.........       --             --            --            --        $  105,958
  Value-Added Market
   Portfolio
    Shares             66
    Cost         $  1,012
    Market Value.........       --             --            --            --            --
  Core-Equity Portfolio
    Shares             69
    Cost         $  1,006
    Market Value.........       --             --            --            --            --
  American Value
   Portfolio
    Shares          2,332
    Cost         $ 43,243
    Market Value.........       --             --            --            --            --
  Global Equity Value
   Portfolio
    Shares          4,454
    Cost         $ 57,976
    Market Value.........       --             --            --            --            --
  Developing Growth
   Portfolio
    Shares          1,040
    Cost         $ 18,386
    Market Value.........       --             --            --            --            --
  Emerging Market
   Portfolio
    Shares             82
    Cost         $  1,003
    Market Value.........       --             --            --            --            --
  Diversified Income
   Portfolio
    Shares            856
    Cost         $  8,748
    Market Value.........       --             --            --            --            --
  Mid-Cap Growth
   Portfolio
    Shares            518
    Cost         $  5,495
    Market Value.........       --             --            --            --            --
  Due from Hartford Life
   Insurance Company.....       --             --            --            --            --
  Receivable from fund
   shares sold...........       --             --            --            --            --
                           -------------   -----------   -----------   -----------   -----------
  Total Assets...........        22,367         1,042         3,723         1,232       105,958
                           -------------   -----------   -----------   -----------   -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --             --            --            --            --
  Payable for fund shares
   purchased.............       --             --            --            --            --
                           -------------   -----------   -----------   -----------   -----------
  Total Liabilities......       --             --            --            --            --
                           -------------   -----------   -----------   -----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........    $   22,367    $    1,042    $    3,723    $    1,232    $  105,958
                           -------------   -----------   -----------   -----------   -----------
                           -------------   -----------   -----------   -----------   -----------
  Units Owned by
   Contractholders.......        21,667           100           332           100         9,493
  Unit Values............    $ 1.032342    $10.420600    $11.202964    $12.314200    $11.161390

   The accompanying notes are an integral part of these financial statements.

                                                                        GLOBAL
                           VALUE-ADDED                   AMERICAN       EQUITY       DEVELOPING       EMERGING      DIVERSIFIED
                             MARKET      CORE-EQUITY      VALUE          VALUE         GROWTH          MARKETS        INCOME
                            PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   ------------   -----------   -------------   -------------   -----------
ASSETS:
Investments in Dean
  Witter Select
  Dimensions Investment
  Series:
  Money Market Portfolio
    Shares         22,367
    Cost         $ 22,367
    Market Value.........      --            --            --             --            --              --              --
  North American
   Government Securities
   Portfolio
    Shares            102
    Cost         $  1,030
    Market Value.........      --            --            --             --            --              --              --
  Balanced Portfolio
    Shares            248
    Cost         $  3,515
    Market Value.........      --            --            --             --            --              --              --
  Utilities Portfolio
    Shares             78
    Cost         $  1,022
    Market Value.........      --            --            --             --            --              --              --
  Dividend and Growth
   Portfolio
    Shares          5,414
    Cost         $102,239
    Market Value.........      --            --            --             --            --              --              --
  Value-Added Market
   Portfolio
    Shares             66
    Cost         $  1,012
    Market Value.........  $    1,158        --            --             --            --              --              --
  Core-Equity Portfolio
    Shares             69
    Cost         $  1,006
    Market Value.........      --        $    1,149        --             --            --              --              --
  American Value
   Portfolio
    Shares          2,332
    Cost         $ 43,243
    Market Value.........      --            --        $    45,925        --            --              --              --
  Global Equity Value
   Portfolio
    Shares          4,454
    Cost         $ 57,976
    Market Value.........      --            --            --         $   57,762        --              --              --
  Developing Growth
   Portfolio
    Shares          1,040
    Cost         $ 18,386
    Market Value.........      --            --            --             --             19,932         --              --
  Emerging Market
   Portfolio
    Shares             82
    Cost         $  1,003
    Market Value.........      --            --            --             --            --           $      928         --
  Diversified Income
   Portfolio
    Shares            856
    Cost         $  8,748
    Market Value.........      --            --            --             --            --              --          $    8,807
  Mid-Cap Growth
   Portfolio
    Shares            518
    Cost         $  5,495
    Market Value.........      --            --            --             --            --              --              --
  Due from Hartford Life
   Insurance Company.....      --            --            --             --            --              --              --
  Receivable from fund
   shares sold...........      --            --            --             --            --              --              --
                           -----------   -----------   ------------   -----------   -------------   -------------   -----------
  Total Assets...........       1,158         1,149         45,925        57,762         19,932             928          8,807
                           -----------   -----------   ------------   -----------   -------------   -------------   -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --            --            --             --            --              --              --
  Payable for fund shares
   purchased.............      --            --            --             --            --              --              --
                           -----------   -----------   ------------   -----------   -------------   -------------   -----------
  Total Liabilities......      --            --            --             --            --              --              --
                           -----------   -----------   ------------   -----------   -------------   -------------   -----------
  Net Assets (variable
   life contract
   liabilities)..........  $    1,158    $    1,149    $    45,925    $   57,762     $   19,932      $      928     $    8,807
                           -----------   -----------   ------------   -----------   -------------   -------------   -----------
                           -----------   -----------   ------------   -----------   -------------   -------------   -----------
  Units Owned by
   Contractholders.......         100           100          3,637         5,774          1,656             100            828
  Unit Values............  $11.579600    $11.482200    $ 12.628705    $10.003694     $12.038601      $ 9.281000     $10.635925


                             MID-CAP
                             GROWTH
                            PORTFOLIO
                           SUB-ACCOUNT
                           -----------
ASSETS:
Investments in Dean
  Witter Select
  Dimensions Investment
  Series:
  Money Market Portfolio
    Shares         22,367
    Cost         $ 22,367
    Market Value.........      --
  North American
   Government Securities
   Portfolio
    Shares            102
    Cost         $  1,030
    Market Value.........      --
  Balanced Portfolio
    Shares            248
    Cost         $  3,515
    Market Value.........      --
  Utilities Portfolio
    Shares             78
    Cost         $  1,022
    Market Value.........      --
  Dividend and Growth
   Portfolio
    Shares          5,414
    Cost         $102,239
    Market Value.........      --
  Value-Added Market
   Portfolio
    Shares             66
    Cost         $  1,012
    Market Value.........      --
  Core-Equity Portfolio
    Shares             69
    Cost         $  1,006
    Market Value.........      --
  American Value
   Portfolio
    Shares          2,332
    Cost         $ 43,243
    Market Value.........      --
  Global Equity Value
   Portfolio
    Shares          4,454
    Cost         $ 57,976
    Market Value.........      --
  Developing Growth
   Portfolio
    Shares          1,040
    Cost         $ 18,386
    Market Value.........      --
  Emerging Market
   Portfolio
    Shares             82
    Cost         $  1,003
    Market Value.........      --
  Diversified Income
   Portfolio
    Shares            856
    Cost         $  8,748
    Market Value.........      --
  Mid-Cap Growth
   Portfolio
    Shares            518
    Cost         $  5,495
    Market Value.........  $    5,906
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      --
                           -----------
  Total Assets...........       5,906
                           -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      --
                           -----------
  Total Liabilities......      --
                           -----------
  Net Assets (variable
   life contract
   liabilities)..........  $    5,906
                           -----------
                           -----------
  Units Owned by
   Contractholders.......         499
  Unit Values............  $11.843234

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM INCEPTION MAY 20, 1997, TO DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                 NORTH
                                               AMERICAN
                                              GOVERNMENT                                  DIVIDEND AND
                             MONEY MARKET     SECURITIES      BALANCED       UTILITIES       GROWTH
                              PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------   -----------   -------------   -----------   ------------
Investment income:
  Dividends..............     $      950          $30          $   17          $ 18         $   729
                                   -----          ---           -----         -----          ------
  Net investment
   income................            950           30              17            18             729
                                   -----          ---           -----         -----          ------
Capital gains income.....       --              --                  3             4              37
                                   -----          ---           -----         -----          ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain on
   security
   transactions..........       --              --             --             --                 49
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                 12             208           210           3,719
                                   -----          ---           -----         -----          ------
    Net realized and
     unrealized gain
     (loss) on
     investments.........       --                 12             208           210           3,768
                                   -----          ---           -----         -----          ------

    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $      950          $42          $  228          $232         $ 4,534
                                   -----          ---           -----         -----          ------
                                   -----          ---           -----         -----          ------

* From inception, January 21, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

                                                                          GLOBAL
                           VALUE-ADDED                     AMERICAN       EQUITY      DEVELOPING     EMERGING     DIVERSIFIED
                              MARKET      CORE-EQUITY       VALUE          VALUE        GROWTH       MARKETS         INCOME
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   ------------   -----------   ----------   ------------   ------------
Investment income:
  Dividends..............     $   10         $    1        $    33        $  111        $    7        $   3         $  348
                               -----          -----         ------         -----      ----------        ---          -----
  Net investment
   income................         10              1             33           111             7            3            348
                               -----          -----         ------         -----      ----------        ---          -----
Capital gains income.....     --             --             --             --            --           --             --
                               -----          -----         ------         -----      ----------        ---          -----
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain on
   security
   transactions..........          2              5             22             2         --           --                 2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --             --                 64            58             8        --             --
                               -----          -----         ------         -----      ----------        ---          -----
    Net realized and
     unrealized gain
     (loss) on
     investments.........        146            143          2,682          (214)        1,546          (75)            59
                               -----          -----         ------         -----      ----------        ---          -----
                                 146            143          2,746          (156)        1,554          (75)            59
                             -------        -------       --------        ------       -------      -------       --------

    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $  158         $  149        $ 2,801        $  (43)       $1,561        $ (72)        $  409
                               -----          -----         ------         -----      ----------        ---          -----
                               -----          -----         ------         -----      ----------        ---          -----


                             MID-CAP
                              GROWTH
                            PORTFOLIO
                           SUB-ACCOUNT*
                           ------------
Investment income:
  Dividends..............    $   23
                              -----
  Net investment
   income................        23
                              -----
Capital gains income.....     --
                              -----
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain on
   security
   transactions..........     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --
                              -----
    Net realized and
     unrealized gain
     (loss) on
     investments.........       411
                              -----
                                411
                           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  434
                              -----
                              -----

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, MAY 20, 1997 TO DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                              NORTH
                                            AMERICAN
                                           GOVERNMENT                              DIVIDEND
                           MONEY MARKET    SECURITIES    BALANCED    UTILITIES    AND GROWTH
                             PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                           -------------   -----------   ---------   ----------   ----------
Operations:
  Net investment income
   (loss)................   $     950        $   30       $   17       $   18      $    729
  Capital gains income...      --             --               3            4            37
  Net realized gain
   (loss) on security
   transactions..........      --             --           --           --               49
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                12          208          210         3,719
                           -------------   -----------   ---------   ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         950            42          228          232         4,534
                           -------------   -----------   ---------   ----------   ----------
Unit transactions:
  Purchases..............     259,950         1,000        1,000        1,000         1,000
  Net transfers..........    (237,803)        --           2,500        --          102,911
  Surrenders.............        (491)        --              (4)       --             (607)
  Loan withdrawals.......      --             --           --           --           (1,647)
  Cost of insurance......        (239)        --              (1)       --             (233)
                           -------------   -----------   ---------   ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      21,417         1,000        3,495        1,000       101,424
                           -------------   -----------   ---------   ----------   ----------
    Total increase
     (decrease) in net
     assets..............      22,367         1,042        3,723        1,232       105,958
Net Assets:
  Beginning of period....      --             --           --           --           --
                           -------------   -----------   ---------   ----------   ----------
  End of period..........   $  22,367        $1,042       $3,723       $1,232      $105,958
                           -------------   -----------   ---------   ----------   ----------
                           -------------   -----------   ---------   ----------   ----------

* From inception, January 21, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

                           VALUE-ADDED                  AMERICAN       GLOBAL       DEVELOPING      EMERGING     DIVERSIFIED
                             MARKET      CORE-EQUITY     VALUE      EQUITY VALUE      GROWTH        MARKETS        INCOME
                            PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   ----------   ------------   ------------   ------------   -----------
Operations:
  Net investment income
   (loss)................    $   10        $    1        $    33          111        $     7        $     3        $  348
  Capital gains income...         2             5             22            2         --             --                 2
  Net realized gain
   (loss) on security
   transactions..........     --            --                64           58              8         --             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       146           143          2,682         (214)         1,546            (75)           59
                           -----------   -----------   ----------   ------------   ------------   ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       158           149          2,801          (43)         1,561            (72)          409
                           -----------   -----------   ----------   ------------   ------------   ------------   -----------
Unit transactions:
  Purchases..............     1,000         1,000          1,000        1,000          1,000          1,000         1,000
  Net transfers..........     --            --            43,968       58,859         17,580         --             7,487
  Surrenders.............     --            --              (138)        (256)          (151)        --             --
  Loan withdrawals.......     --            --            (1,653)      (1,700)        --             --               (66)
  Cost of insurance......     --            --               (53)         (98)           (58)        --               (23)
                           -----------   -----------   ----------   ------------   ------------   ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,000         1,000         43,124       57,805         18,371          1,000         8,398
                           -----------   -----------   ----------   ------------   ------------   ------------   -----------
    Total increase
     (decrease) in net
     assets..............     1,158         1,149         45,925       57,762         19,932            928         8,807
Net Assets:
  Beginning of period....     --            --            --           --             --             --             --
                           -----------   -----------   ----------   ------------   ------------   ------------   -----------
  End of period..........    $1,158        $1,149        $45,925      $57,762        $19,932        $   928        $8,807
                           -----------   -----------   ----------   ------------   ------------   ------------   -----------
                           -----------   -----------   ----------   ------------   ------------   ------------   -----------


                             MID-CAP
                             GROWTH
                            PORTFOLIO
                           SUB-ACCOUNT*
                           -----------
Operations:
  Net investment income
   (loss)................    $   23
  Capital gains income...     --
  Net realized gain
   (loss) on security
   transactions..........     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       411
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       434
                           -----------
Unit transactions:
  Purchases..............     1,000
  Net transfers..........     4,498
  Surrenders.............     --
  Loan withdrawals.......       (19)
  Cost of insurance......        (7)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,472
                           -----------
    Total increase
     (decrease) in net
     assets..............     5,906
Net Assets:
  Beginning of period....     --
                           -----------
  End of period..........    $5,906
                           -----------
                           -----------

SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1.  ORGANIZATION:

Separate Account Five (the Account) is a separate investment account with Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of forty-one sub-accounts. These financial statements include thirteen sub-accounts which invest solely in Dean Witter Select Dimensions Portfolios (the Funds). The twelve sub-accounts which invest in Hartford Mutual Funds and the sixteen sub-accounts which invest in Putnam VT Mutual Funds are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) Security Valuation -- The investment in shares of the Dean Witter Select Dimensions Investment Series Mutual Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company (the "Company") and subsidiaries as of December 31, 1997 and 1996, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1997     1996     1995
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,637   $1,705   $1,487
   Net investment income...........................    1,368    1,397    1,328
   Net realized capital gains (losses).............        4     (213)     (11)
                                                      ------   ------   ------
     Total revenues................................    3,009    2,889    2,804
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,379    1,535    1,422
   Amortization of deferred policy acquisition
    costs..........................................      335      234      199
   Dividends to policyholders......................      240      635      675
   Other expenses..................................      586      427      317
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    2,540    2,831    2,613
                                                      ------   ------   ------
   Income before income tax expense................      469       58      191
   Income tax expense..............................      167       20       62
                                                      ------   ------   ------
 Net income........................................   $  302   $   38   $  129
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1997      1996
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $13,885 and
    $13,579).......................................   $14,176   $13,624
   Equity securities, at fair value................       180       119
   Policy loans, at outstanding balance............     3,756     3,836
   Other investments, at cost......................        47        56
                                                      -------   -------
     Total investments.............................    18,159    17,635
   Cash............................................        54        43
   Premiums receivable and agents' balances........        18       137
   Accrued investment income.......................       330       407
   Reinsurance recoverables........................     6,325     6,259
   Deferred policy acquisition costs...............     3,315     2,760
   Deferred income tax.............................       348       474
   Other assets....................................       352       357
   Separate account assets.........................    69,055    49,690
                                                      -------   -------
     Total assets..................................   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,270   $ 2,474
   Other policyholder funds........................    21,034    22,134
   Other liabilities...............................     2,254     1,572
   Separate account liabilities....................    69,055    49,690
                                                      -------   -------
     Total liabilities.............................    95,613    75,870
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Additional paid in capital......................     1,045     1,045
   Net unrealized capital gains on securities, net
    of tax.........................................       179        30
   Retained earnings...............................     1,113       811
                                                      -------   -------
     Total stockholder's equity....................     2,343     1,892
                                                      -------   -------
   Total liabilities and stockholder's equity......   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                     ADDITIONAL       (LOSSES) ON                       TOTAL
                                           COMMON     PAID IN         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      CAPITAL         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 Balance, December 31, 1994..............    $6        $  826            $(654)         $  644         $  822
   Net income............................    --            --              --              129            129
   Capital contribution..................    --           181              --               --            181
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             597               --            597
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1995..............     6         1,007             (57)             773          1,729
   Net income............................    --            --              --               38             38
   Capital contribution..................    --            38              --               --             38
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --              87               --             87
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1996..............     6         1,045              30              811          1,892
   Net income............................    --            --              --              302            302
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             149               --            149
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1997..............    $6        $1,045            $179           $1,113         $2,343
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1997       1996       1995
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    302   $     38   $    129
  Adjustments to reconcile net income to
   cash provided by operating activities
  Depreciation and amortization.........         8         14         21
  Net realized capital (gains) losses...        (4)       213         11
  Decrease (increase) in deferred income
   taxes................................        40       (102)      (172)
  Increase in deferred policy
   acquisition costs....................      (555)      (572)      (379)
  Decrease (increase) in premiums
   receivable and agents' balances......       119         10        (81)
  Decrease (increase) in accrued
   investment income....................        77        (13)       (16)
  Decrease (increase) in other assets...        52       (132)      (177)
  (Increase) decrease in reinsurance
   recoverables.........................      (416)       179        (35)
  Increase (decrease) in liabilities for
   future policy benefits...............       796        (92)       483
  Increase in other liabilities.........       379        477        281
                                          --------   --------   --------
    Cash provided by operating
     activities.........................       798         20         65
                                          --------   --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (6,231)    (5,747)    (6,228)
  Sales of fixed maturity investments...     4,232      3,459      4,845
  Maturities and principal paydowns of
   fixed maturity investments...........     2,329      2,693      1,741
  Net sales (purchases) of other
   investments..........................        24       (107)      (871)
  Net (purchases) sales of short-term
   investments..........................      (638)        84        (24)
                                          --------   --------   --------
    Cash (used for) provided by
     investing activities...............      (284)       382       (537)
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         38         --
  Net (disbursements for) receipts from
   investment and universal life-type
   contracts (charged against) credited
   to policyholder accounts.............      (503)      (443)       498
                                          --------   --------   --------
    Cash (used for) provided by
     financing activities...............      (503)      (405)       498
                                          --------   --------   --------
  Increase (decrease) in cash...........        11         (3)        26
  Cash -- beginning of year.............        43         46         20
                                          --------   --------   --------
  Cash -- end of year...................  $     54   $     43   $     46
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $      9   $    189   $    162

Noncash Financing Activities:
  Capital contribution..................  $     --   $     --   $    181
                                          --------   --------   --------
                                          --------   --------   --------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company ("HA&I"), an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission relating to an Initial Public Offering ("IPO") of the Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses.

    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) ("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, the Company is a leading insurance and financial services company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and group disability insurance and corporate owned life insurance.

 2. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These consolidated financial statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The consolidated financial statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial

--------------------------------------------------------------------------------

assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, the Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for universal life-type policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues when they are due from policyholders.

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Health reserves, which are the result of sales of group long-term and short-term disability, stop loss, Medicare Supplement and individual disability products, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES

    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

(F) INVESTMENTS

    The Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of Stockholder's Equity designated "Net unrealized capital gains (losses) on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in Stockholder's Equity. Policy loans are carried at outstanding balance which approximates fair value. Net realized capital gains and losses, after deducting pension policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an on-going basis.

    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's block of guaranteed rate contract business written prior to 1995 ("Closed Book GRC") could not recover to amortized cost prior to sale. Therefore, an other than temporary impairment loss of $88, after-tax, was recorded.

(G) DERIVATIVE INSTRUMENTS

    The Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/ or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. The Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value

--------------------------------------------------------------------------------

with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an on-going basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of Stockholder's Equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

    The Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization

--------------------------------------------------------------------------------

for the books of business are reestimated and adjusted by a cumulative charge or credit to income.

    The Company's other expenses include the following:

                                          1997       1996       1995
                                        ---------  ---------  ---------
Commissions...........................  $     976  $     848  $     619
Deferred acquisition costs............       (862)      (823)      (618)
Other.................................        472        402        316
                                        ---------  ---------  ---------
    Total other expenses..............  $     586  $     427  $     317
                                        ---------  ---------  ---------
                                        ---------  ---------  ---------

(J) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 55%, 44%, and 41% in 1997, 1996, and 1995, respectively, of total insurance in force.

 3. INITIAL PUBLIC OFFERING

    On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to HLA to support growth in its core businesses. The 26 million shares sold in the Offering represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. The Hartford owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1997       1996       1995
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     932  $     918  $     996
Interest income from policy loans...        425        477        342
Income from other investments.......         26         15          1
                                      ---------  ---------  ---------
Gross investment income.............      1,383      1,410      1,339
Less: Investment expenses...........         15         13         11
                                      ---------  ---------  ---------
Net investment income...............  $   1,368  $   1,397  $   1,328
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                           ---------------------------------
                                              1997        1996       1995
                                              -----     ---------  ---------
Fixed maturities.........................   $      (7)  $    (201) $      23
Equity securities........................          12           2         (6)
Real estate and other....................          (1)         (4)       (25)
Less: Increase in liability to
 policyholders for realized capital
 gains...................................          --         (10)        (3)
                                                  ---   ---------  ---------
Net realized capital gains (losses)         $       4   $    (213) $     (11)
                                                  ---   ---------  ---------
                                                  ---   ---------  ---------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                              -------------------------------------
                                                 1997         1996         1995
                                                 -----        -----        -----
Gross unrealized capital gains..............   $      14    $      13    $       4
Gross unrealized capital losses.............          --           (1)          (2)
                                                     ---          ---          ---
Net unrealized capital gains................          14           12            2
Deferred income tax expense.................           5            4            1
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           9            8            1
Balance -- beginning of year................           8            1           (6)
                                                     ---          ---          ---
Net change in unrealized capital gains
 (losses) on equity securities..............   $       1    $       7    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

--------------------------------------------------------------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                    FOR THE YEARS ENDED
                                                                       DECEMBER 31,
                                                                   ---------------------
                                                                   1997    1996    1995
                                                                   -----   -----   -----
Gross unrealized capital gains...................................  $ 371   $ 386   $ 529
Gross unrealized capital losses..................................    (80)   (341)   (569)
Unrealized capital (gains) losses credited to policyholders......    (30)    (11)    (52)
                                                                   -----   -----   -----
Net unrealized capital gains (losses)............................    261      34     (92)
Deferred income tax expense (benefit)............................     91      12     (34)
                                                                   -----   -----   -----
Net unrealized capital gains (losses), net of tax................    170      22     (58)
Balance -- beginning of year.....................................     22     (58)   (648)
                                                                   -----   -----   -----
Net change in unrealized capital gains (losses) on fixed
 maturities......................................................  $ 148   $  80   $ 590
                                                                   -----   -----   -----
                                                                   -----   -----   -----

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1996
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   166       $ 12          $ (3)        $   175
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,970        161          (128)          2,003
States, municipalities and political subdivisions................        373          6           (11)            368
International governments........................................        281         12            (4)            289
Public utilities.................................................        877         12            (8)            881
All other corporate including international......................      4,656        120          (107)          4,669
All other corporate -- asset backed..............................      3,601         49           (59)          3,591
Short-term investments...........................................      1,655         14           (21)          1,648
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $13,579       $386          $(341)       $13,624
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

    The amortized cost and estimated fair value of fixed maturity investments at December 31, 1997 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including MBS and CMO's, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   2,838    $   2,867
Over one year through five years.........       5,528        5,595
Over five years through ten years........       3,094        3,156
Over ten years...........................       2,425        2,558
                                           -----------  -----------
    Total................................   $  13,885    $  14,176
                                           -----------  -----------
                                           -----------  -----------

--------------------------------------------------------------------------------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $4.2 billion, $3.5 billion and $4.8 billion, gross realized capital gains of $169, $87 and $91, gross realized capital losses (including writedowns) of $176, $298 and $72, respectively. Sales of equity security investments for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $132, $74 and $64, gross realized capital gains of $12, $2 and $28 and gross realized capital losses of $0, $0 and $59, respectively.

(F) CONCENTRATION OF CREDIT RISK

    Excluding investments in U.S. government and agencies, the Company has not invested in the securities of a single issuer in amounts greater than 10% of stockholder's equity at December 31, 1997.

(G) DERIVATIVE INSTRUMENTS

    The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.
    The Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.5 billion and $9.9 billion ($4.6 billion and $7.4 billion related to the Company's investments, $1.9 billion and $2.5 billion on the Company's liabilities) at December 31, 1997 and 1996, respectively.

    The table below provides a summary of derivative instruments held by the Company at December 31, 1997 and 1996, segregated by major investment and liability category:

                                                          1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                           PURCHASED
                                                             CAPS,                                FOREIGN
                                      TOTAL      ISSUED      FLOORS                   INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &       AND        FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS     OPTIONS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,253   $    500   $ 1,404      $    28      $      221     $--       $ 2,153
Inverse floaters (1)...............        75         47        80           --              25      --           152
Anticipatory (4)...................        --         --        --           --              --      --            --
Other bonds and notes..............     7,531        462       460           22           1,258      91         2,293
Short-term investments.............     1,317         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy loans and
 other investments.................     3,983         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 18,159   $  1,009   $ 1,944      $    50      $    1,504     $91       $ 4,598
    Long term debt.................        --         --        --           --              --      --            --
    Other policy claims............        --         10       150           --           1,747      --         1,907
                                     --------   --------   ----------       ---      ----------     ---      ----------
  Total derivatives -- notional
   value...........................             $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                                     --------   --------   ----------       ---      ----------     ---      ----------
Total derivatives -- fair value....             $     (8)  $    23      $    --      $       19     $(6)      $    28
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

--------------------------------------------------------------------------------

                                                      1996 --AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &   CAPS, FLOORS                 RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS   AND OPTIONS   FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,242  $   500    $   2,454       $  --     $    941    $  --   $3,895
Inverse floaters (1)...............       352       98          856          --          346       --    1,300
Anticipatory (4)...................        --       --           --         132           --       --      132
Other bonds and notes..............     7,369      425          440           5        1,079      125    2,074
Short-term investments.............       661       --           --          --           --       --       --
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total fixed maturities.........    13,624    1,023        3,750         137        2,366      125    7,401
Equity securities, policy loans and
 other investments.................     4,011       --           --          --           19       --       19
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total investments..............  $ 17,635  $ 1,023    $   3,750       $ 137     $  2,385    $ 125   $7,420
    Long term debt.................        --       --           --          --           --       --       --
    Other policy claims............        --       10          150          --        2,351       --    2,511
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- notional
     value.........................            $ 1,033    $   3,900       $ 137     $  4,736    $ 125   $9,931
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- fair
     value.........................            $   (10)   $      38       $  --     $      2    $  (9 ) $   21
                                     --------  -------  ------------      -----    ---------  --------  -------
                                     --------  -------  ------------      -----    ---------  --------  -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations ("CMO's") for which the coupon rates move inversely with an index rate such as the London interbank offered rate ("LIBOR"). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1997 and 1996, over 44% and 39% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1997 and 1996, over 16% and 42%, respectively, of foreign currency swaps expire within one year; the balance matures over the succeeding 9 years.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1997, the Company had $0 deferred gains and losses. At December 31, 1996, the Company had $0.9 in net deferred gains for futures, interest rate swaps and purchased options of which $2.0 was basis adjusted in 1997.

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1997 and 1996:

                                             DECEMBER 31, 1996               MATURITIES/    DECEMBER 31, 1997
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,755         $   14       $  530            $1,239
Floors.......................................       3,168             28        1,332             1,864
Swaps/Forwards...............................       4,861            941        2,460             3,342
Futures......................................         137            131          218                50
Options......................................          10             --           --                10
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $2,511         $  191       $  795            $1,907
Anticipatory.................................         132              4          136                --
Asset........................................       2,112            739        1,046             1,805
Portfolio....................................       5,176            180        2,563             2,793
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

(1) During 1997, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

--------------------------------------------------------------------------------

 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

    Statement of Financial Accounting Standards No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts.

    For cash, short-term investments, accounts receivable, policy loans, mortgage loans and other liabilities, carrying amounts on the Consolidated Balance Sheets approximate fair value.

    Fair value for fixed maturities and marketable equity securities are based upon quoted market prices. Fair value for securities that are not publicly traded are analytically determined. These amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through quarterly comparison to dealer quoted prices. Amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    Fair value for partnerships and trusts are based on external market valuations from partnership and trust management.

    Other policy claims and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The carrying amount and fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                                1997                1996
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,176  $14,176   $ 13,624  $13,624
  Equity securities....................................        180      180        119      119
  Policy loans.........................................      3,756    3,756      3,836    3,836
  Mortgage loans.......................................         --       --          2        2
  Investments in partnerships, trusts and other........         47       91         54      104
LIABILITIES
  Other policy benefits................................   $ 11,769  $11,755   $ 11,707  $11,469

 6. SEPARATE ACCOUNTS

    The Company maintained separate account assets and liabilities totaling $69.1 billion and $49.7 billion at December 31, 1997 and 1996, respectively, which are reported at fair value. Separate account assets are segregated from other investments and net investment income and net realized capital gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $58.6 billion and $39.4 billion at December 31, 1997 and 1996, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $10.5 and $10.3 billion at December 31, 1997 and 1996, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category were policy loans totaling $1.9 billion and $2.0 billion at December 31, 1997 and 1996, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees were $699, $538 and $387 in 1997, 1996 and 1995, respectively. The guaranteed separate accounts include fixed market value adjusted individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.52% at December 31, 1997. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities as of December 31, 1997. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $119 in carrying value and $3.0 billion in notional amounts as of December 31, 1997.

--------------------------------------------------------------------------------

 7. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. To the extent allowed by law, it is the intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 36%, 35% and 32% in 1997, 1996 and 1995, respectively.

    Income tax expense is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                                 -------------------------
                                                 1997     1996       1995
                                                 ----    ------     ------
Current......................................    $119    $  122     $  211
Deferred.....................................      48      (102)      (149)
                                                 ----    ------     ------
  Income tax expense.........................    $167    $   20     $   62
                                                 ----    ------     ------
                                                 ----    ------     ------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                              FOR THE YEARS ENDED DECEMBER 31,
                                             -----------------------------------
                                               1997        1996         1995
                                             ---------     -----        -----
Tax provision at the U.S. Federal statutory
 rate......................................  $     164   $      20    $      67
Tax-exempt income..........................         --          --           (3)
Foreign tax credit.........................         --          --           (4)
Other......................................          3          --            2
                                             ---------         ---          ---
  Total....................................  $     167   $      20    $      62
                                             ---------         ---          ---
                                             ---------         ---          ---

    Deferred tax assets include the following at December 31:

                                                     1997       1996
                                                   ---------  ---------
Tax return deferred acquisition costs............  $     639  $     514
Financial statement deferred acquisition costs
 and reserves....................................       (366)      (242)
Employee benefits................................          5          8
Net unrealized capital gains on securities.......        (96)       (16)
Investments and other............................        166        210
                                                   ---------  ---------
  Total..........................................  $     348  $     474
                                                   ---------  ---------
                                                   ---------  ---------

    Income taxes paid were $9, $189 and $162 in 1997, 1996 and 1995, respectively. The Company had a current tax payment of $27 due to The Hartford at December 31, 1997 and a tax refund due from The Hartford of $72 at December 31, 1996.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1997 was $37.

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    The Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $5 and $2 in 1997, 1996 and 1995, respectively.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1997, 1996 and 1995, respectively.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions,

--------------------------------------------------------------------------------

the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN
Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to the Company for the above-mentioned plans was approximately $2 in 1997.

 9. STOCK COMPENSATION PLANS

    During the second quarter of 1997, Hartford Life adopted the 1997 HLI Incentive Stock Plan (the "Plan"). Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5,000,000 shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the HLI Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 54,316 shares under the ESPP in 1997.

 10. REINSURANCE

    The Company cedes insurance to other insurers, including its parent HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                   1997          1996          1995
                                                 ---------     ---------     ---------
Gross premiums...............................     $  2,164      $  2,138      $  1,545
Assumed......................................          159           190           591
Ceded........................................         (686)         (623)         (649)
                                                 ---------     ---------     ---------
  Net premiums and other considerations......     $  1,637      $  1,705      $  1,487
                                                 ---------     ---------     ---------
                                                 ---------     ---------     ---------

    The Company ceded approximately $76, $100 and $101 of group life premium in 1997, 1996 and 1995, respectively, representing $33.6 billion, $33.3 billion and $32.3 billion of insurance in force, respectively. The Company ceded $339, $318 and $320 of accident and health premium to HLA in 1997, 1996 and 1995, respectively. The Company assumed $89, $101 and $103 of premium in 1997, 1996 and 1995, respectively, representing $8.2 billion, $8.5 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $158, $140 and $220 for the years ended December 31, 1997, 1996 and 1995, respectively.

    As of December 31, 1997, the Company had reinsurance recoverables of $5.0 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $5.0 billion (including policy loans and accrued interest of $4.5 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. The Company has no other significant reinsurance-related concentrations of credit risk.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which,

--------------------------------------------------------------------------------

depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $34, $40, and $45 in 1997, 1996 and 1995, respectively. Management believes that the methods used are reasonable.

    The rent paid to Hartford Fire for space occupied by the Company was $7 in 1997, and $3 in 1996 and 1995. The Company expects to pay annual rent of $7 in 1998 and 1999, respectively, $12 in 2000 and 2001, respectively, $13 in 2002 and $87 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized over a level basis over the term of the sublease and amounted to approximately $9 in 1997 and $8 in 1996 and 1995.

 12. STATUTORY RESULTS

    The domestic insurance subsidiaries of Hartford Life prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                 --------------------------
                                                  1997      1996      1995
                                                 ------    ------    ------
Statutory net income.........................    $  214    $  144    $  112
                                                 ------    ------    ------
Statutory surplus............................    $1,441    $1,207    $1,125
                                                 ------    ------    ------
                                                 ------    ------    ------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1998 is estimated to be $144.

 13. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $15, $11 and $10 in 1997, 1996 and 1995, respectively, of which $4, $5, and $6 were estimated to be creditable against premium taxes.

 14. BUSINESS SEGMENT INFORMATION

    The Company, along with its parent, sells financial products such as fixed and variable annuities, retirement plan services, and life and disability insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Annuity, Individual Life Insurance, and Employee Benefits. The Company also maintains a Guaranteed Investment Contracts segment, which is primarily comprised of guaranteed rate contract business written prior to 1995 and a Corporate Operation. The Annuity segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, interest-sensitive whole life, and term life policies. The Employee Benefits segment sells group insurance products, including group life, group short and long-term disability and corporate owned life insurance, and engages in certain international operations. The Guaranteed Investment Contracts segment sells a limited amount of guaranteed investment contracts and contains Closed Book GRC. Through its Corporate Operation, the Company reports items that are not directly allocable to any of its business segments. Included in the Corporate Operation are unallocated income and expense and certain other items not directly allocable to any segment. Net realized capital gains and losses are recognized in the period of realization, but are allocated to the segments utilizing durations of the segment portfolios.

--------------------------------------------------------------------------------

    The following table outlines revenues, operating income and assets by business segment:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                           ----------------------------------
                                                             1997         1996         1995
                                                           --------     --------     --------
REVENUES
  Annuity..............................................    $  1,269     $    968     $    759
  Individual Life Insurance............................         487          440          383
  Employee Benefits....................................         972        1,366        1,273
  Guaranteed Investment Contracts......................         241           34          337
  Corporate Operation..................................          40           81           52
                                                           --------     --------     --------
    Total revenues.....................................    $  3,009     $  2,889     $  2,804
                                                           --------     --------     --------
                                                           --------     --------     --------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)
  Annuity..............................................    $    317     $    226     $    171
  Individual Life Insurance............................          85           68           56
  Employee Benefits....................................          53           44           37
  Guaranteed Investment Contracts......................          --         (346)        (103)
  Corporate Operation..................................          14           66           30
                                                           --------     --------     --------
    Total income before income tax expense.............    $    469     $     58     $    191
                                                           --------     --------     --------
                                                           --------     --------     --------
ASSETS
  Annuity                                                  $ 69,152     $ 52,877     $ 39,732
  Individual Life Insurance............................       4,918        3,753        3,173
  Employee Benefits....................................      18,196       14,708       13,494
  Guaranteed Investment Contracts......................       3,347        4,533        6,069
  Corporate Operation..................................       2,343        1,891        1,729
                                                           --------     --------     --------
    Total assets.......................................    $ 97,956     $ 77,762     $ 64,197
                                                           --------     --------     --------
                                                           --------     --------     --------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

   SCHEDULE I -- SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1997
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored)      $   217  $   219     $   219
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored) --
   asset-backed..............................    1,175    1,204       1,204
  States, municipalities and political
   subdivisions..............................      211      217         217
  International governments..................      376      393         393
  Public utilities...........................      871      894         894
  All other corporate including
   international.............................    5,033    5,208       5,208
  All other corporate -- asset-backed........    4,091    4,124       4,124
  Short-term investments.....................    1,318    1,318       1,318
Certificates of deposit......................      593      599         599
                                               -------  -------     -------
Total fixed maturities.......................   13,885   14,176      14,176
                                               -------  -------     -------
Equity Securities
Common Stocks
  Public utilities...........................       --       --          --
  Banks, trusts and insurance companies......       --       --          --
  Industrial and miscellaneous...............      166      180         180
  Nonredeemable preferred stocks.............       --       --          --
                                               -------  -------     -------
Total equity securities......................      166      180         180
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,051   14,356      14,356
                                               -------  -------     -------
Real Estate..................................       --       --          --
Other Investments
  Mortgage loans on real estate..............       --       --          --
  Policy loans...............................    3,756    3,756       3,756
  Investments in partnerships, trusts and
   other.....................................       47       91          47
                                               -------  -------     -------
Total other investments......................    3,803    3,847       3,803
                                               -------  -------     -------
Total investments............................  $17,854  $18,203     $18,159
                                               -------  -------     -------
                                               -------  -------     -------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                                 (IN MILLIONS)

                                                              FUTURE
                                                              POLICY
                                                             BENEFITS,
                                                              UNPAID       OTHER
                                                DEFERRED      CLAIMS       POLICY
                                                 POLICY      AND CLAIM   CLAIMS AND      PREMIUMS          NET
                                               ACQUISITION   ADJUSTMENT   BENEFITS       AND OTHER      INVESTMENT
SEGMENT                                           COSTS      EXPENSES     PAYABLE     CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1997
Annuity......................................    $2,478       $2,070      $ 6,838         $  769         $  500
Individual Life Insurance....................       837          392        2,182            323            164
Employee Benefits............................        --          780        9,232            541            431
Guaranteed Investment Contracts..............        --           --        2,782              2            239
Corporate Operation..........................        --           28           --              2             34
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,270      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Annuity......................................    $2,030       $1,526      $ 6,016         $  535         $  433
Individual Life Insurance....................       730          346        2,160            287            153
Employee Benefits............................        --          574        9,834            881            485
Guaranteed Investment Contracts..............        --           --        4,124              2            251
Corporate Operation..........................        --           28           --             --             75
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1995
Annuity......................................    $1,561       $1,314      $ 5,661         $  319         $  400
Individual Life Insurance....................       615          706        1,932            246            137
Employee Benefits............................        12          325        9,285            922            351
Guaranteed Investment Contracts..............        --           28        5,720             --            377
Corporate Operation..........................        --           --           --             --             63
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,188       $2,373      $22,598         $1,487         $1,328
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------


                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1997
Annuity......................................    $  --         $  445          $250            $ --         $  257
Individual Life Insurance....................       --            242            83              --             77
Employee Benefits............................       --            425             2             240            252
Guaranteed Investment Contracts..............       --            232            --              --              9
Corporate Operation..........................        4             35            --              --             (9)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Annuity......................................    $  --         $  412          $174            $ --         $  156
Individual Life Insurance....................       --            245            59              --             68
Employee Benefits............................       --            546            --             635            141
Guaranteed Investment Contracts..............     (219)           332             1              --             47
Corporate Operation..........................        6             --            --              --             15
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1995
Annuity......................................    $  --         $  317          $117            $ --         $  114
Individual Life Insurance....................       --            203            70              --             54
Employee Benefits............................       --            424            --             675            137
Guaranteed Investment Contracts..............       --            453            12              --             15
Corporate Operation..........................      (11)            25            --              --             (3)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $ (11)        $1,422          $199            $675         $  317
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1997
Life insurance in force...........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Insurance revenues
  Life insurance and annuities....................     1,818           340             157       1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Insurance revenues
  Life insurance and annuities....................     1,801           298             169       1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1995
  Life insurance in force.........................  $182,716     $ 112,774       $  26,996    $ 96,938        27.8%
Insurance revenues
  Life insurance and annuities....................     1,232           325             574       1,481        38.8%
  Accident and health insurance...................       313           324              17           6       283.3%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  1,545     $     649       $     591    $  1,487        39.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------

                                       PART II


CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

The facing sheet.

The prospectus consisting of 45 pages.

The undertaking to file reports.

The Rule 484 undertaking.

The signatures.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.

     (A1) Resolution of Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.
            (1)

     (A2)   Not applicable.

     (A3a)  Principal Underwriting Agreement. (2)

     (A3b)  Form of Selling Agreement. (2)

     (A3c)  Not applicable.

     (A4)   Not applicable.

     (A5) Forms of Modified Single Premium Variable Life Insurance Policy and Last Survivor Modified Single Premium Variable Life Insurance Policy. (1)

     (A6a)  Certificate of Incorporation of Hartford.(3)

-------------------------------------------------------------------------------

(1) Incorporated by reference to the Initial Submission, to the Registration Statement File No. 333-00245 filed on January 17, 1996.

(2) Incorporated by reference to the Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-00245 filed on November 1, 1996.

(3) Incorporated by reference to the Post-Effective Amendment No. 1, to the Registration Statement File No. 333-00245 filed on April 16, 1997.

     (A6b)  Bylaws of Hartford. (1)

     (A7)   Not applicable.

     (A8)   Not applicable.

     (A9)   Not applicable.

     (A10) Form of Application for Modified Single Premium Variable Life Insurance Policies and Last Survivor Modified Single Premium Variable Life Insurance Policy. (1)

     (A11)  Memorandum describing transfer and redemption procedures. (1)

(2) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1 (b) or (c) of Part I.

(4)  Not applicable.

(5)  Opinion and Consent of Michael Winterfield, FSA, MAAA.

(6)  Consent of Arthur Andersen LLP, Independent Public Accountants.

(7)  Power of Attorney.

(8)  Not applicable

                      REPRESENTATION OF REASONABLENESS OF FEES

Hartford Life Insurance Company ("Hartford") hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                            UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

            UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6e-3(T)

1. Separate Account Five meets the definition of "Separate Account" under Rule 6e-3(T).

2. Hartford undertakes to keep and make available to the Commission upon request any documents used to support any representation as to the reasonableness of fees.

                           UNDERTAKING ON INDEMNIFICATION

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat.
Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they become subject by reason of being or having been an employee or officer of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under
Article VIII, Section 1 of the

Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the Town of Simsbury, and State of Connecticut, on the 13 day of April, 1998.

                                HARTFORD LIFE INSURANCE COMPANY -
                                SEPARATE ACCOUNT FIVE (Registrant)

                                By:    /s/ Gregory A. Boyko
                                -----------------------------------------------
                                Gregory A. Boyko, Senior Vice President, Chief Financial Officer and Treasurer, Director

                                HARTFORD LIFE INSURANCE COMPANY (Depositor)

                                By:    /s/ Gregory A. Boyko
                                -----------------------------------------------
                                Gregory A. Boyko, Senior Vice President, Chief Financial Officer and Treasurer, Director


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President,
    Chief Financial Officer, and Treasurer,
    Director*
John P. Ginnetti, Executive Vice
   President, Director*
Lynda Godkin, Senior Vice President,
    General Counsel, and Corporate
    Secretary, Director*
Thomas M. Marra, Executive Vice                   *By: /s/ Lynda Godkin
   President, Director*                               -------------------------
Lowndes A. Smith, President,                          Lynda Godkin
   Chief Executive Officer, Director*                 Attorney-In-Fact
Raymond P. Welnicki, Senior Vice
   President, Director*
Lizabeth H. Zlatkus, Senior Vice President         Dated:   April 13, 1998
   Director*                                           ------------------------
David M. Znamierowski, Senior Vice
   President, Director*

                                   EXHIBIT INDEX



(2) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(5)       Opinion and Consent of Michael Winterfield, FSA, MAAA.

(6)       Consent of Arthur Andersen LLP, Independent Public Accountants.

(7)       Copy of Power of Attorney.